UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

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CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04033

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Sit Mutual Funds II, Inc.

(Exact name of registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP & Treasurer

Sit Mutual Funds, Inc.

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Copy to:

Mike Radmer, Esq.

Dorsey & Whitney

Suite 1500

50 South Sixth Street

Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:

(612) 332-3223

Date of fiscal year end:  March 31, 2019

Date of reporting period: September 30, 2019

Item 1: Reports to Stockholders

Semi-Annual Report
September 30, 2019

U.S. Government Securities Fund

Quality Income Fund

Tax-Free Income Fund

Minnesota Tax-Free Income Fund

Important Information on Paperless Delivery

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Sit Mutual Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will remain available on the Funds' website (sitfunds.com) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports electronically from the Fund by calling 1-800-332-5580 or by enrolling online at sitfunds.com, or, if you are invested through your financial intermediary, you may contact them directly.

You may elect to receive all future reports in paper free of charge. You can inform the Funds by calling 1-800-332-5580, or, if you are invested through your financial intermediary, you may contact them directly. Your election to receive reports in paper will apply to all funds held with Sit Mutual Funds or through your financial intermediary, as applicable.

Sit Mutual Funds

Sit Mutual Funds BOND FUNDS SEMI-ANNUAL REPORT TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

CHAIRMAN’S LETTER

October 30, 2019

Dear fellow shareholders:

During the six month period ended September 30, 2019, U.S. Treasury yields declined and the yield curve flattened as fears regarding the health of the global economy resulted in investors seeking the relative safety of Treasury Bonds. 2-year Treasury yields ended September at 1.62%, a decrease of 63 basis points from the end of March. Yields for longer-term bonds dropped even more as expectations for future inflation waned. The 30-year Treasury yield declined 70 bps from March 31 to end the period at 2.11%.

The yield curve maintained its checkmark shape throughout the period with the 5-year Treasury being at the lowest point along the curve at a yield of 1.54% as of September 30, 2019. The yield curve inverted in late March 2019 with the 10-year Treasury yield dropping below the yield of 3-month Treasury bill. The yield curve remained inverted for much of the period and finished with the 10-year Treasury yield lower than 3-month Treasury bill yield by 0.16%. This is the first time since prior to last decade’s financial crisis that the yield curve has been inverted. Many economists, analysts, and market pundits have been claiming that a U.S. recession is being signaled by the current inversion despite their questionable approach to justify their claims. However, with the U.S. economy on solid footing, particularly with regard to the consumer, and unemployment at a 50-year low, the inversion of the yield curve is more likely driven by high demand for longer maturity U.S. Treasury bonds due to negative yields in Japan and Europe, Brexit fears, and potential supply chain disruptions due to the global trade wars.

Accommodative Monetary Policy

The U.S. Federal Reserve (Fed) lowered its target range for the federal funds rate by 50 basis points during the period with 25 basis point cuts at both the July and September FOMC meetings, to the current target range of 1.75 to 2.00%. In addition, the Fed stopped reducing its balance sheet to maintain a permanently higher level of excess reserves. The Fed undertook these actions to mitigate the potential risk to the domestic economy caused by the global slowdown which is at least partially attributable to the protracted trade war with China.

Trade War

The stealing of intellectual property by the Chinese government and corporations and the open manipulation of its currency by China’s central bank has been giving China an unfair advantage over its trading partners. President Trump has settled into a protracted and escalating trade war with China in an attempt to force China to adhere to fairer trade practices.

Announcements of threats and/or actions taken by either President Trump or the Chinese government are escalating the trade war on a near weekly basis. Official communication from the White House, Chinese authorities, or President Trump’s Twitter account cause gyrations in the stock and bond markets as hopes for a trade deal rise and fall with each new message. Markets experienced increased volatility throughout August as President Trump escalated the trade war in the aftermath of the late July cut in the target range for the federal funds rate. Fed Chair Powell stated that international trade tensions were one of his primary concerns and that an escalation in the trade war could sway his outlook enough to prompt future rate cuts. Disappointed that rates were not cut further, President Trump delivered the escalation just one day later by announcing that an additional $300 million in Chinese goods would be subject to a 10% tariff beginning September 1, 2019. The Chinese retaliated by manipulating the value of their currency lower and announcing the suspension of any U.S. agriculture imports. These new tariffs announced by President Trump followed the May 10, 2019 implementation of a 25% tariff on $250 million of Chinese imports.

Domestic Economy

The U.S. domestic economy continues to be resilient in the face of a spike in trade uncertainty and a global industrial downturn. U.S. real GDP grew by 2.0% in the second quarter of 2019 and the Atlanta Fed is estimating that GDP grew by 1.8% in the third quarter. Although U.S. business confidence and capital investment have declined, consumer spending has so far been relatively unscathed, buoyed by a tight labor market, rising wage growth, and improving household net worth. The growth of the economy is largely reliant on consumer spending, which has remained strong with year over year wage growth near or in excess of 3.0%, as measured by the Bureau of Labor Statistics’ U.S. Average Hourly Earnings report.

Outlook

Despite a strong domestic economy and an unemployment rate at a 50-year low of just 3.5%, we still expect the Fed to cut interest rates further. Although previous rate cuts were in response to concerns over international trade, future rate cuts will be to combat the lack of liquidity in the overnight bank lending markets that came to light in the wake of the bombings of oil processing facilities in Saudi Arabia in September. To help ensure the smooth functioning of the banking system, the Fed is likely to continue to lower the target range for the federal funds rate and further reduce the interest rate it pays on the bloated excess reserve balance at the Fed.

We believe that the Fed’s policy tool of paying banks interest on their excess reserves is the main rationale for the large excess reserve balance at the Fed, and why that cash has not been a source of liquidity in the overnight funding markets. On the surface it appears that the banking system is awash in reserves due to the $1.4 trillion balance of excess reserves. However, a large portion of these reserves are concentrated at a few very large banks that are happy to earn risk free interest from the Fed at an above market rate. In fact, in times of stress, it is even more likely that banks with excess reserves would prefer to earn a guaranteed rate at the Fed in lieu of lending to another bank. Lowering the federal funds rate and taking other actions that would increase demand for Treasury bills, such as reducing the interest paid on excess reserves, capping the balance of reserves on which interest is paid or forcing the banks with large reserve balances to post Treasury bills at the Fed instead of depositing cash would result in the re-steepening of the yield curve and smoother functioning of the banking system.

2	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Further trade negotiations are likely to continue to cause bouts of volatility across the capital markets well into 2020. We do not believe that a comprehensive trade deal will be reached in the near term; but President Trump is likely to seek a resolution prior to the 2020 elections. However, even without a resolution, the United States is able to weather a protracted trade war due to its low reliance on international trade. In fact, the Congressional Budget Office projects the existing high level of tariffs may only reduce GDP by 0.3% through 2020, and just 0.1% over the long term. These economic effects are small because imported goods subject to tariffs account for less than 2% of all goods and services purchased in the United States. Supply chain disruptions are likely to affect the economy in the near term, as businesses adjust to the changing international trade landscape. When reached, a comprehensive trade deal is likely to push longer maturity yields higher as global growth concerns subside and inflationary pressures increase.

The Sit U.S. Government Securities Fund remains focused on seasoned, high coupon agency-backed mortgages which should continue to provide long-term income stability and principal preservation. The Sit Quality Income Fund continues to focus on a combination of government securities, corporate bonds, asset-backed securities, and taxable municipal bonds.

The tax-exempt fixed income strategy for both the Sit Tax-Free Income Fund and the Sit Minnesota Tax-Free Income Fund will continue to focus heavily on the use of premium coupon bonds and bonds structured with, call, sinking fund, and prepayment provisions that provide regular cash flow. Our investment strategy focuses on income, which is the primary source of returns over longer periods of time. We believe that this will continue to deliver positive relative performance. We continue to focus on sectors and security structures that provide incremental yield, while using diversification to mitigate credit risk.

We appreciate your continued interest in the Sit family of funds.

With best wishes,

Roger J. Sit

Chairman and President Sit Mutual Funds

SEPTEMBER 30, 2019	3

Sit U.S. Government Securities Fund

OBJECTIVE & STRATEGY

The objective of the U.S. Government Securities Fund is to provide high current income and safety of principal, which it seeks to attain by investing solely in debt obligations issued, guaranteed or insured by the U.S. government or its agencies or its instrumentalities.

Agency mortgage securities and U.S. Treasury securities are the principal holdings in the Fund. The mortgage securities that the Fund purchases consist of pass-through securities including those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC).

Fund Performance

The Sit U.S. Government Securities Fund provided a return of +2.05% during the 6-month period ending September 30, 2019, compared to the return of the Bloomberg Barclays Intermediate Government Bond Index of +3.55%. The Fund’s 30-day SEC yield was 2.63% and its 12-month distribution rate was 2.28%.

Factors that Influenced the Fund’s Performance

During the 6-month period, the Fund benefited from the consistent relatively high level of income provided by its holdings in higher coupon government agency mortgages. Yields on U.S. Treasuries decreased resulting in prices of the government agency mortgage holdings to increase. However, due to market expectations of future elevated prepayment speeds, prices on mortgage securities under-performed relative to the benchmark. Despite declining mortgage rates, the Fund continues to experience stable prepayment rates as the mortgage holdings are generally well seasoned and have been through many refinancing cycles. The Fund reduces interest rate risk by using futures and options on Treasury securities. The use of futures and options was effective in providing stability to the Fund’s net asset value, however, detracted from the return. The Federal Reserve cut the federal funds rate twice over the 6-month period as the global outlook worsened and trade issues intensified. Despite the worsened global outlook, the U.S. economy continues to grow at a solid rate with unemployment at a 50-year low.

Outlook and Positioning

Although the U.S. economy appears to be strong, there are significant headwinds that still remain. The escalating trade war with China continues to be at the forefront. In addition, the repercussions of the attacks on Saudi Arabia’s oil fields continue to develop. Ongoing support of the overnight lending markets by the Federal Reserve is being monitored closely as rates jumped to as high as 10% annually after the attacks. Other headwinds include Brexit, the U.S. presidential election, and impeachment proceedings. We expect interest rates to remain lower until global concerns wane or positive developments to headwinds occur. The Fund’s high coupon mortgages should

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Barclays Intermediate Government Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1 The Bloomberg Barclays Intermediate Government Bond Index is a sub-index of the Bloomberg Barclays Government Bond Index covering issues with remaining maturities of between three and five years. The Bloomberg Barclays Government Bond Index is an index that measures the performance of all public U.S. government obligations with remaining maturities of one year or more. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

continue to produce an income advantage in this environment as prepayments are likely to remain stable.

We continue to position the Fund defensively against rising short-term interest rates while maintaining the Fund’s focus on seasoned, high coupon agency mortgage securities which provide a high level of income with relatively stable prices. This high level of income and stability of principal has been a fundamental focus of the Fund since its inception.

Bryce A. Doty, CFA	Mark H. Book, CFA
Senior Portfolio Manager	Portfolio Manager

4	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

  as of September 30, 2019

	Sit U.S.	Bloomberg	Lipper
	Government	Barclays	U.S.
	Securities	Inter. Gov’t	Gov’t Fund
	Fund	Bond Index[1]	Index[2]

Six Months	2.05%	3.55%	n/a
One Year	4.68	7.52	9.75%
Five Years	1.83	2.18	2.81
Ten Years	2.00	2.34	3.17
Since Inception (6/2/87)	5.18	5.38	5.33

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1 The Bloomberg Barclays Intermediate Government Bond Index is a sub-index of the Bloomberg Barclays Government Bond Index covering issues with remaining maturities of between three and five years. The Bloomberg Barclays Government Bond Index is an index that measures the performance of all public U.S. government obligations with remaining maturities of one year or more. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2 The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Based on total net assets as of September 30, 2019. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/19:	$11.02 Per Share
Net Asset Value 3/31/19:	$10.92 Per Share
Total Net Assets:	$420.9 Million
Effective Duration[3]:	2.7 Years

3 Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

ESTIMATED AVERAGE LIFE

0-1 Year	2.7%
1-5 Years	95.6
5-10 Years	0.9
20+ Years	0.8

The table represents the Adviser’s estimates of the dollar weighted average life of the portfolio’s securities, which differ from their stated maturities. The Fund’s average stated maturity was 18.4 years as of September 30, 2019.

SEPTEMBER 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 34.9%
Federal Home Loan Mortgage Corporation - 5.9%
156,039	4.00	7/1/25	162,593
956,078	5.00	5/1/42	1,043,268
1,206,893	5.00	9/1/43	1,319,257
53,282	5.82	10/1/37	58,606
418,904	6.50	12/1/34	476,070
1,820,927	6.50	11/1/35	2,059,945
207,314	6.88	2/17/31	234,078
59,010	7.00	8/1/27	61,082
775,193	7.00	4/1/28	835,047
4,839,111	7.00	12/1/31	5,444,337
501,538	7.00	2/1/37	561,288
407,881	7.00	4/1/37	466,930
5,646,047	7.00	10/1/37	6,664,846
2,863,905	7.00	10/1/38	3,341,896
69,822	7.38	12/17/24	73,267
92,708	7.50	1/1/31	95,723
508,786	7.50	1/1/32	578,011
297,212	7.50	8/1/32	320,825
11,123	7.95	10/1/25	11,146
11,280	7.95	11/1/25	11,302
64,427	8.00	5/1/31	69,398
63,246	8.00	11/1/36	72,872
121,995	8.00	1/1/37	140,025
125,483	8.50	12/1/21	130,334
143,894	8.50	6/20/27	164,947
33,415	8.50	12/1/29	36,296
94,553	8.50	3/1/31	108,141
13,815	9.00	11/1/25	13,996
37,583	9.00	3/20/27	37,770
99,536	9.00	2/17/31	102,004
95,085	9.00	5/1/31	106,357
14,402	9.50	12/17/21	14,406
1,615	10.00	9/1/20	1,618
3,071	10.00	3/1/21	3,084
13,113	10.00	3/17/25	13,128
1,225	10.00	3/25/25	1,241
12,905	10.00	7/1/30	13,026
317	11.00	8/25/20	319

			24,848,479

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Federal National Mortgage Association - 16.1%
5,406,675	4.50	4/1/48		5,801,026
876,615	5.00	6/1/51		971,169
400,203	5.50	6/1/33		432,146
15,683	5.61	11/1/22		15,676
919,407	5.93	5/1/35		938,397
634,244	6.00	11/1/34		729,447
187,697	6.00	5/1/37		211,158
94,159	6.00	9/1/37		103,536
250,682	6.00	11/1/37		264,136
2,015,452	6.00	4/1/38		2,319,827
469,999	6.00	2/1/40		530,902
6,598,499	6.00	5/1/41		7,592,959
2,193,745	6.05	11/1/43		2,468,045
11,666	6.50	1/1/22		11,728
1,734,941	6.50	2/1/29		1,932,900
292,337	6.50	3/1/29		315,226
4,314,493	6.50	12/1/30		4,833,335
312,455	6.50	6/1/31		352,699
413,076	6.50	4/1/32		464,244
61,788	6.50	8/1/34		68,139
386,767	6.50	11/1/34		428,759
997,847	6.50	12/1/36		1,146,772
302,948	6.50	1/1/39		339,802
3,318,803	6.50	6/1/40		3,842,300
1,574,609	6.50	9/1/40		1,785,624
1,091,314	6.75	6/1/32		1,249,892
1,079,427	6.90	6/1/40		1,224,480
22,613	1 Mo. Libor + 2.26, 6.95%	8/1/21	[1]	22,240
18,966	7.00	9/1/21		19,379
68,613	7.00	3/1/22		70,544
85,919	7.00	6/1/22		88,101
50,644	7.00	1/1/24		53,014
31,893	7.00	2/1/26		33,650
75,620	7.00	9/1/27		80,716
43,028	7.00	10/1/27		46,360
191,888	7.00	11/1/27		213,784
37,183	7.00	1/1/28		39,939
36,038	7.00	10/1/32		39,146
4,411,929	7.00	12/1/32		5,129,764
97,540	7.00	7/1/33		108,452
119,386	7.00	7/1/34		135,895
11,305	7.00	12/1/37		12,364
2,416,013	7.00	3/1/39		2,887,360
5,512,419	7.00	1/1/40		6,396,592
594,646	7.00	9/1/47		634,597
21,620	7.50	6/1/22		22,192
4,899	7.50	8/1/22		4,916
26,578	7.50	12/1/22		26,740
31,765	7.50	3/1/23		32,017
186,900	7.50	4/1/32		211,782
10,382	7.50	8/1/32		10,611
189,415	7.50	1/1/34		210,732

See accompanying notes to financial statements.

6	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

3,977,948	7.50	10/1/38	4,780,712
1,723,287	7.50	11/1/38	2,024,333
17,047	7.57	7/20/30	17,192
59,870	8.00	10/1/23	61,523
199,546	8.00	6/1/25	212,606
7,254	8.00	7/20/28	7,323
95,018	8.00	2/1/31	109,066
279,263	8.00	1/1/32	309,517
208,337	8.00	11/1/37	244,627
326,351	8.00	3/1/38	394,097
99,285	8.09	11/15/31	111,371
514	8.33	7/15/20	515
81,523	8.50	11/1/26	85,353
102,186	8.50	3/1/28	114,006
59,831	8.50	10/1/28	68,408
23,642	8.50	11/1/28	26,129
191,021	8.50	4/1/29	214,607
45,412	8.50	10/1/29	45,831
83,816	8.50	7/1/30	96,734
61,388	8.50	8/1/30	74,234
221,823	8.50	4/1/32	268,717
261,536	8.50	1/1/37	303,242
12,818	8.59	8/20/25	12,960
18,326	9.00	9/1/24	18,507
9,627	9.00	6/15/25	9,743
27,036	9.00	5/15/28	27,497
42,526	9.00	6/1/30	46,644
97	9.00	7/1/30	97
24,045	9.00	10/1/30	26,171
123,289	9.00	2/1/31	133,005
21,345	9.00	7/1/31	21,396
40,606	9.00	10/1/31	47,127
70,483	9.00	8/1/37	73,789
23,777	9.00	1/1/38	23,975
164,024	9.00	2/1/38	179,025
6,017	9.24	3/15/22	6,086
800	9.50	3/1/20	801
4,809	9.50	7/1/20	4,830
154	9.50	12/15/20	155
395	9.50	4/15/21	398
22,140	9.50	8/1/24	22,474
141,590	9.50	5/1/29	162,222
28,437	9.50	4/1/30	31,977
146,137	9.50	8/1/31	167,565
132	10.00	8/15/20	132
31,947	10.00	2/1/28	32,515
104,545	10.00	6/1/30	118,889
2,812	10.50	6/1/28	2,819

			67,646,153

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Government National Mortgage Association - 11.8%
170,027	4.00	12/15/24		176,816
616,298	4.00	10/20/30		646,139
9,940,836	4.00	8/20/31		10,422,385
954,573	4.00	12/20/31		1,000,873
764,477	4.25	10/20/31		805,592
490,000	4.25	3/20/37		515,987
2,225,173	4.75	9/20/31		2,376,324
87,099	5.50	9/15/25		93,490
1,149,728	5.50	5/15/29		1,233,843
2,571,505	5.75	2/15/29		2,803,891
864,605	5.75	10/20/31		951,354
585,541	6.00	9/15/33		650,817
449,860	6.00	2/20/47		518,190
4,325,128	6.00	7/20/47		4,864,010
69,390	6.25	12/15/23		75,892
836,804	6.25	4/15/29		928,096
127,576	6.50	11/15/23		134,766
534,750	6.50	4/15/24		563,758
959,491	6.50	2/20/28		1,079,055
539,924	6.50	2/20/29		586,487
3,354,313	6.50	2/15/35		3,813,733
17,157	6.50	12/20/38		18,055
349,762	6.50	1/20/39		398,793
218,089	6.50	2/20/39		252,086
385,406	6.50	4/20/39		440,368
483,537	6.50	6/20/39		551,416
707,375	6.50	8/20/39		808,217
489,788	6.50	4/20/43		560,540
5,219,894	7.00	8/15/29		5,921,601
5,487,153	7.00	10/15/29		6,252,556
282,113	7.00	10/15/36		326,927

				49,772,057

Small Business Administration - 1.1%
1,457,753	5.33	8/25/36		1,593,816
2,888,393	5.33	9/25/36		3,151,716

				4,745,532

Total Mortgage Pass-Through Securities (cost: $144,681,609)				147,012,221

U.S. Treasury / Federal Agency Securities - 0.9%
U.S. Treasury Note:
1,000,000	1.63	8/15/29		995,391
United States Treasury Strip Principal:
3,300,000	2.91	11/15/27	[6]	2,894,272

Total U.S. Treasury / Federal Agency Securities (cost: $3,589,656)				3,889,663

See accompanying notes to financial statements.

SEPTEMBER 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Collateralized Mortgage Obligations - 59.6%
Federal Home Loan Mortgage Corporation - 15.9%
456,130	5.00	2/15/23		472,924
1,874,242	5.41	7/25/32	[1]	2,074,687
528,987	5.51	5/15/38	[1]	569,639
3,792	6.00	9/15/21		3,880
1,786,890	6.00	1/15/33		2,134,751
1,717,232	6.00	5/15/36		1,983,174
3,812,650	6.00	9/15/42		4,357,501
34,427	6.25	5/15/29		37,331
131,728	6.50	9/15/23		139,903
55,289	6.50	3/15/24		59,326
18,397	6.50	2/15/30		20,493
1,101,862	6.50	8/15/31		1,250,883
187,490	6.50	1/15/32		209,634
80,264	6.50	3/15/32		89,390
467,898	6.50	6/25/32		532,553
232,001	6.50	7/15/32		263,868
5,801,103	6.50	5/15/33		6,677,591
963,764	6.50	5/15/35		1,131,467
568,470	6.50	8/15/39		657,334
810,956	6.50	2/25/43		974,555
618,461	6.50	3/25/43		705,212
735,551	6.50	7/25/43		875,264
641,996	6.50	10/25/43		770,143
5,046,265	6.50	8/15/45		6,124,733
1,856,392	6.50	2/15/49		2,130,086
19,034	6.70	9/15/23		20,305
524,127	6.95	3/15/28		582,872
30,783	7.00	10/15/22		32,221
7,946	7.00	11/15/22		8,290
258,383	7.00	3/25/23		269,945
11,354	7.00	4/15/23		11,984
49,694	7.00	7/15/23		52,987
116,976	7.00	1/15/24		125,204
65,572	7.00	3/15/24		69,969
88,937	7.00	8/15/25		97,420
81,723	7.00	9/15/26		89,930
135,029	7.00	6/15/29		152,753
891,053	7.00	8/15/29		954,257
435,963	7.00	10/20/29		502,040
554,387	7.00	11/15/29		565,991
1,346,023	7.00	12/15/29		1,372,262
104,803	7.00	1/15/30		120,640
275,620	7.00	10/15/30		321,880
159,019	7.00	7/15/31		183,086
110,162	7.00	4/15/32		124,368
623,987	7.00	5/15/32		726,896
3,716,321	7.00	8/15/41		4,248,867
3,758,368	7.00	2/25/43		4,483,562
787,029	7.00	3/25/43		901,558
924,191	7.00	7/25/43		1,121,730
1,790,818	7.00	9/25/43		2,081,727

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

2,713,431	7.00	3/15/49		3,111,107
14,692	7.50	10/15/21		15,154
61,115	7.50	7/15/22		63,588
117,874	7.50	3/15/23		124,974
434,957	7.50	4/15/23		461,242
61,190	7.50	9/20/26		69,096
300,285	7.50	3/15/28		343,203
375,184	7.50	9/15/29		437,512
148,431	7.50	12/15/29		168,766
229,690	7.50	6/15/30		269,385
323,140	7.50	8/15/30		371,802
507,337	7.50	9/15/30		599,881
122,325	7.50	11/15/30		142,090
2,963,226	7.50	6/15/34		3,560,571
1,200,330	7.50	8/25/42	[1]	1,508,502
888,919	7.50	9/25/43		1,040,340
26,355	8.00	7/15/21		26,749
463,799	8.00	2/15/23		493,725
33,672	8.00	4/25/24		35,950
142,070	8.00	2/15/27		162,351
154,571	8.00	11/20/29		180,280
197,858	8.00	1/15/30		231,464
8,520	8.25	6/15/22		9,035
13,523	8.30	11/15/20		13,865
2,253	8.50	10/15/22		2,268
117,427	8.50	3/15/25		132,372
31,979	8.50	3/15/32		36,991
43	9.15	10/15/20		43

				67,081,372

Federal National Mortgage Association - 24.0%
778,529	3.82	7/25/37	[1]	751,138
672,430	3.95	8/25/43	[1]	690,579
270,945	4.55	6/25/43		292,232
768,221	5.00	6/25/43		834,120
726,101	5.36	6/25/42		810,975
1,048,010	5.50	9/25/33		1,162,413
4,623,453	5.50	6/25/40		5,260,421
1,351,349	5.56	12/25/53	[1]	1,551,890
2,882,561	5.70	2/25/42	[1]	3,134,265
1,816,904	5.70	10/25/42	[1]	2,045,904
869,647	5.81	8/25/43		963,471
1,027,557	5.82	12/25/42	[1]	1,140,935
2,004,608	6.00	5/25/30		2,260,342
2,947,020	6.00	5/25/36		3,453,118
202,685	6.00	6/25/36		248,430
2,528,394	6.00	11/25/43		2,869,509
791,412	6.00	9/25/46		872,205
3,129,522	6.00	2/25/48		3,715,228
1,296,634	6.31	8/25/47	[1]	1,448,160
286,948	6.50	8/20/28		309,618
170,085	6.50	3/25/32		197,881
410,729	6.50	6/25/32		471,213
310,364	6.50	7/25/36		358,392

See accompanying notes to financial statements.

8	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

113,075	6.50	9/25/36		127,718
260,554	6.50	3/25/42		295,920
1,663,319	6.50	5/25/42		1,931,983
4,457,487	6.50	7/25/42		5,036,243
321,702	6.50	9/25/42		367,894
821,352	6.50	11/25/42		920,180
3,905,010	6.50	7/25/44		4,388,779
467,904	6.53	9/25/37	[1]	531,619
338,827	6.63	2/25/45	[1]	396,638
3,558,003	6.75	6/25/32		4,157,876
643,901	6.75	4/25/37		713,848
91,643	6.85	12/18/27		102,650
460,050	6.91	8/25/37	[1]	497,271
1,014	7.00	1/25/21		1,029
7,618	7.00	7/25/22		7,901
14,324	7.00	11/25/22		15,054
27,172	7.00	12/25/22		28,655
21,173	7.00	6/25/23		22,288
616,095	7.00	4/25/24		654,437
192,249	7.00	9/18/27		214,693
4,137,546	7.00	5/25/31		4,666,612
1,417,874	7.00	12/25/33		1,630,382
312,933	7.00	9/25/40		372,758
580,705	7.00	10/25/41		656,988
283,121	7.00	11/25/41		335,683
375,469	7.00	12/25/41		430,338
1,065,015	7.00	1/25/42		1,230,005
1,075,180	7.00	7/25/42		1,259,705
2,607,518	7.00	2/25/44		3,010,436
125,250	7.00	8/25/44		146,835
36,962	7.50	8/20/27		41,887
258,378	7.50	10/25/40		295,476
737,482	7.50	11/25/40		823,901
851,905	7.50	6/19/41	[1]	992,888
1,728,725	7.50	7/25/41		2,025,574
1,025,955	7.50	8/25/41		1,203,394
302,824	7.50	11/25/41		357,854
584,981	7.50	1/25/42		686,327
3,896,538	7.50	5/25/42		4,661,498
420,392	7.50	6/25/42		488,622
3,583,014	7.50	8/25/42	[1]	4,325,428
1,254,364	7.50	2/25/44		1,478,019
741,596	7.50	3/25/44		846,385
833,287	7.50	5/25/44		994,940
59,884	7.50	10/25/44		70,345
5,522,147	7.50	1/25/48		6,566,144
704,429	7.99	11/25/37	[1]	831,254
40,421	8.00	7/25/22		42,598
61,835	8.00	7/18/27		69,685
515,985	8.00	7/25/44		600,606
372,537	8.09	11/25/37	[1]	439,871
6,100	8.50	1/25/21		6,144

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

5,866	8.50	9/25/21		6,027
14,600	8.50	1/25/25		16,163
594,032	8.50	6/25/30		703,312
50,611	8.55	10/25/42	[1]	61,411
157	8.70	12/25/19		157
378	8.75	9/25/20		385
2,776	8.95	10/25/20		2,835
303	9.00	12/25/19		303
46	9.00	3/25/20		46
4,861	9.00	5/25/20		4,915
327	9.00	6/25/20		332
282	9.00	7/25/20		286
1,891	9.00	9/25/20		1,930
1,456	9.00	10/25/20		1,490
27,582	9.00	1/25/21		28,341
6,530	9.00	8/25/22		6,999
67,500	9.00	11/25/28		76,825
425,244	9.00	6/25/30		521,155
76,619	9.00	10/25/30		93,438
139,553	9.38	6/25/32	[1]	159,276
851	9.50	3/25/20		858
97	9.50	4/25/20		98
2,364	9.50	11/25/20		2,420
86,182	9.50	11/25/31		102,995
252,253	9.50	12/25/41		301,241
1,340	9.60	3/25/20		1,349
1,145,280	11.34	9/25/42	[1]	1,482,234
383,845	11.38	6/25/44	[1]	440,950
22,412	21.14	3/25/39	[1]	34,842

				100,896,310

Government National Mortgage Association - 17.5%
500,000	5.50	9/20/39		609,882
3,150,670	5.53	11/20/45	[1]	3,595,763
6,419,211	5.64	4/20/40	[1]	7,434,196
866,642	5.99	11/20/43	[1]	983,440
2,449,032	6.00	11/20/33		2,734,576
702,085	6.00	12/20/35		805,706
452,686	6.00	3/20/42		516,000
7,651,191	6.00	3/20/49		8,628,735
4,957,659	6.00	5/20/49		5,600,794
1,197,990	6.07	10/20/40	[1]	1,371,563
2,644,500	6.13	1/20/39	[1]	3,107,784
539,145	6.40	4/20/37	[1]	606,466
2,796,434	6.48	6/20/41	[1]	3,213,954
317,705	6.50	5/16/32		319,624
1,358,790	6.50	7/20/32		1,360,343
561,047	6.50	2/20/37		636,813
253,958	6.50	9/16/38		285,436
4,525,523	6.50	8/20/48		5,388,269
4,872,010	6.50	1/20/49		5,620,977
894,315	6.58	7/20/39	[1]	1,033,304
597,570	6.65	4/20/39	[1]	701,120

See accompanying notes to financial statements.

SEPTEMBER 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

1,777,230	6.65	9/20/44	[1]	2,070,000
1,395,998	6.90	8/20/40	[1]	1,634,948
896,940	6.99	6/20/45	[1]	1,034,039
603,886	7.00	6/20/26		603,833
162,057	7.00	9/16/33		186,572
526,023	7.00	5/20/42		607,247
2,904,840	7.00	10/20/48		3,369,776
887,719	7.15	12/20/33	[1]	1,014,647
1,948,586	7.30	8/20/38	[1]	2,255,631
4,796,360	7.45	7/20/44	[1]	5,520,426
623,836	7.49	7/16/24		706,727
57,274	7.50	5/16/27		57,204

				73,615,795

Vendee Mortgage Trust - 2.2%
2,264,453	6.50	8/15/31		2,632,580
1,074,869	6.50	10/15/31		1,246,699
1,472,279	6.55	3/15/25	[1]	1,670,676
880,487	6.75	2/15/26		980,784
964,924	7.00	3/15/28		1,093,412
147,501	7.25	9/15/22		151,703
319,341	7.25	9/15/25		354,640
517,938	7.75	5/15/22		543,683
402,772	7.75	9/15/24		439,122
154,128	8.00	2/15/25		172,385
98,681	8.29	12/15/26		111,775

				9,397,459

Total Collateralized Mortgage Obligations (cost: $244,627,284)				250,990,936

Asset-Backed Securities - 1.9%
Federal Home Loan Mortgage Corporation - 0.3%
568	6.09	9/25/29	[1]	561
1,194,396	7.16	7/25/29		1,346,634

				1,347,195

Federal National Mortgage Association - 0.5%
15,204	1 Mo. Libor + 0.34, 2.57%	11/25/32	[1]	14,897
465,846	4.68	9/26/33	[14]	523,895
158,594	4.69	10/25/33	[14]	165,512
1,028,120	5.68	2/25/33	[14]	1,110,318
2,884	6.47	10/25/31	[14]	2,960
13,117	6.48	5/25/32	[14]	13,831
163,772	6.59	10/25/31	[14]	173,007
1,027	6.83	7/25/31	[14]	1,028
7,698	7.80	6/25/26	[1]	8,718

				2,014,166

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Small Business Administration - 1.1%
412,462	5.78	8/1/27	445,183
1,770,089	5.87	7/1/28	1,927,217
1,482,993	6.02	8/1/28	1,617,984
187,390	7.13	10/1/20	188,885
123,130	7.33	8/1/20	124,545
121,686	8.03	5/1/20	122,684

			4,426,498

Total Asset-Backed Securities (cost: $7,480,642)			7,787,859

Quantity	Name of Issuer		Fair Value ($)

Short-Term Securities - 2.3%
9,657,958	Fidelity Inst. Money Mkt. Gvt. Fund, 1.86%		9,657,958

(cost: $9,657,958)
Total Investments in Securities - 99.6% (cost: $410,037,149)			419,338,637

Other Assets and Liabilities, net - 0.4%			1,535,832

Total Net Assets - 100.0%			$420,874,469

[1]	Variable rate security. Rate disclosed is as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of September 30, 2019.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

10	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

A summary of the levels for the Fund’s investments as of September 30, 2019 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Assets
Mortgage Pass-Through Securities	—	147,012,221	—	147,012,221
U.S. Treasury / Federal Agency Securities	—	3,889,663	—	3,889,663
Collateralized Mortgage Obligations	—	250,990,936	—	250,990,936
Asset-Backed Securities	—	7,787,859	—	7,787,859
Short-Term Securities	9,657,958	—	—	9,657,958

	9,657,958	409,680,679	—	419,338,637

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

SEPTEMBER 30, 2019	11

Sit Quality Income Fund

OBJECTIVE & STRATEGY

The objective of the Quality Income Fund is to provide high current income and safety of principal, which it seeks to attain by investing at least 80% of its assets in debt securities issued by the U.S. government and its agencies, debt securities issued by corporations, and mortgage and other asset-backed securities. The Fund invests at least 50% of its assets in U.S. government debt securities, which are securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

Fund Performance

The Sit Quality Income Fund provided a return of +1.44% during the 6-month period ending September 30, 2019, compared to the return of the Barclays 1-3 Year Government/Credit Bond Index of +2.19%. The Fund’s 30-day SEC yield was 1.74% and its 12-month distribution rate was 2.05%.

Factors that Influenced the Fund’s Performance

The primary goal of the Fund is to maintain a high credit quality portfolio with stable principal values, while generating a relatively high level of income. During the 6-month period, the Fund benefited from the income advantage produced by its holdings in residential mortgages, corporate, and taxable municipal securities. The Fund reduces interest rate risk by using futures and options on Treasury securities. The use of futures and options was effective in providing stability to the Fund’s net asset value, however, detracted from the return. Agency mortgage-backed securities underperformed as lower interest rates caused prepayments to accelerate. Although the Fund underperformed during the 6-month period, several sectors outperformed the benchmark. Non-agency residential mortgages outperformed as the strong price appreciation more than offset an increase in prepayments. Taxable municipal securities outperformed as the strong income return and longer duration performed well in the interest rate environment. Corporate securities outperformed as spreads narrowed modestly.

Outlook and Positioning

The Federal Reserve cut interest rates twice over the 6-month period which represented the first decrease in the federal funds rate since 2008. The U.S. economy continues to be strong, but global growth concerns as well as an escalating trade war with China caused the Federal Reserve to be cautions and cut rates. Other headwinds include the attack on Saudi Arabian oil fields which caused overnight lending rates to skyrocket to 10% annually. As a result, the Federal Reserve has had to inject liquidity daily to support the overnight lending market. Additional concerns include the upcoming U.S. election, developments surrounding the impeachment proceedings, and concerns

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Barclays 1-3 Year Government/Credit Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1 The Bloomberg Barclays 1-3 Year Government/Credit Index is an unmanaged index of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

over Brexit. Positive headlines regarding these issues could cause interest rates to increase, but as it stands, the market expects further federal funds rate cuts which will likely cause interest rates to decline.

We have positioned the Fund defensively, in both credit quality and interest rate sensitivity to maximize return potential while preserving principal. We focus on a mix of Treasury, agency and credit sectors that provide relatively high levels of income and stable prices.

Bryce A. Doty, CFA	Chris M. Rasmussen, CFA
Senior Portfolio Manager	Mark H. Book, CFA
Portfolio Managers

12	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

 COMPARATIVE RATES OF RETURNS

  as of September 30, 2019

	Sit Quality Income Fund	Bloomberg Barclays 1-3 Year Government/Credit Index[1]	Lipper Short Investment Grade Bond Index[2]

Six Months	1.44%	2.19%	n/a
One Year	2.80	4.64	4.46%
Five Years	1.02	1.59	1.87
Since Inception (12/31/12)	0.95	1.36	1.65

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for the periods greater than one year are compounded average annual rates of return.

1  The Bloomberg Barclays 1-3 Year Government/Credit Index is an unmanaged index of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2  The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

U.S. Treasury/Federal Agency Securities	45.5%
Corporate Bonds	24.6
Asset-Backed (Non-Agency)	8.0
Mortgage Pass-Through (Agency)	7.3
Taxable Municipal Bonds	6.7
Collateralized Mortgage Obligations (Non-Agency)	6.6
Other Net Assets	1.3

Based on total net assets as of September 30, 2019. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/19:	$9.84 Per Share
Net Asset Value 3/31/19:	$9.80 Per Share
Total Net Assets:	$86.6 Million
Average Maturity:	8.1 Years
Effective Duration[3]:	1.3 Years

3  Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

SEPTEMBER 30, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 9.7%
Agency - 1.7%
FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	661,074	2.73	5/28/35	650,348
FNMA REMICS, Series 2001-W2, Class AS5 [14]	3,572	6.47	10/25/31	3,666
Small Business Administration, Series 2000-20D	25,669	7.47	4/1/20	25,806
Small Business Administration, Series 2006-20D, Class 1	258,694	5.64	4/1/26	275,527
Small Business Administration, Series 2007-20B, Class 1	181,898	5.49	2/1/27	194,969
Small Business Administration, Series 2007-20J, Class 1	300,355	5.57	10/1/27	318,693

				1,469,009

Non-Agency - 8.0%
ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class M2 1, [4]	499,642	6.50	8/15/30	537,601
Aegis Asset Backed Securities Corp., Series 2003-2, Class M1, 1 Mo. Libor + 1.13% [1]	747,206	3.14	11/25/33	746,851
Bayview Opportunity Master Fund, Series 2017-SPL5, Class A 1, [4]	377,760	3.50	6/28/57	384,167
Bear Stearns Asset Backed Securities I Trust, Series 2005-AQ2, Class A3, 1 Mo. Libor + 0.36% [1]	8,605	2.38	9/25/35	8,697
Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	107,880
Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	310,000	5.43	1/25/34	318,148
Centex Home Equity Loan Trust, Series 2004-D, Class AF6 [14]	2,636	5.17	9/25/34	2,662
CIT Home Equity Loan Trust, Series 2003-1, Class A6 [14]	1,477	4.56	10/20/32	1,480
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	107,830	5.12	2/25/35	107,716
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class B [4]	500,000	3.94	7/15/27	514,418
GSAMP Trust, Series 2004-FM1, Class M1, 1 Mo. Libor + 0.98% [1]	188,316	2.99	11/25/33	187,370
Home Equity Mortgage Loan Asset-Backed Trust, Series 2003-A, Class AV2, 1 Mo. Libor + 0.86% [1]	345,402	2.88	10/25/33	344,147
Irwin Whole Loan Home Equity Trust, Series 2005-A, Class M1, 1 Mo. Libor + 0.86% [1]	127,668	2.87	6/25/34	127,615
Mill City Mortgage Loan Trust, Series 2017-3, Class A1 1, [4]	318,438	2.75	1/25/61	319,662
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 [1]	3,768	5.05	11/25/33	3,853
NovaStar Mortgage Funding Trust, Series 2004-2, Class M2, 1 Mo. Libor + 1.02% [1]	44,812	3.04	9/25/34	45,415
OSCAR US Funding Trust IX, LLC, Series 2018-2A, Class A4 [4]	500,000	3.63	9/10/25	518,210
OSCAR US Funding Trust VI, LLC, Series 2017-1A, Class A3 [4]	516,050	2.82	6/10/21	516,597
OSCAR US Funding Trust VI, LLC, Series 2017-1A, Class A4 [4]	940,000	3.30	5/10/24	952,415
OSCAR US Funding Trust VIII, LLC, Series 2018-1A, Class A2A [4]	96,908	2.91	4/12/21	97,003
OSCAR US Funding Trust VIII, LLC, Series 2018-1A, Class A2B, 1 Mo. Libor + 0.49% 1, [4]	276,880	2.54	4/12/21	276,956
Towd Point Mortgage Trust, Series 2019-MH1, Class A2 1, [4]	800,000	3.00	11/25/58	808,506

				6,927,369

Total Asset-Backed Securities (cost: $8,349,132)				8,396,378

Collateralized Mortgage Obligations - 17.8%
Agency - 11.2%
FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2	93,153	4.22	3/25/20	93,399
FHLMC REMICS, Series 2528, Class KM	31,544	5.50	11/15/22	32,515
FHLMC REMICS, Series 3104, Class BY	117,602	5.50	1/15/26	126,478
FHLMC REMICS, Series 3806, Class JA	295,773	3.50	2/15/26	301,992
FHLMC REMICS, Series 4759, Class NA	868,863	3.00	8/15/44	883,608
FHLMC REMICS, Series 4776, Class QG	884,647	3.00	9/15/42	892,531
FNMA Grantor Trust, Series 2004-T1, Class 2A [1]	483,084	3.95	8/25/43	496,122
FNMA REMICS, Series 2003-52, Class NA	39,311	4.00	6/25/23	39,790
FNMA REMICS, Series 2005-19, Class PA	19,421	5.50	7/25/34	19,555
FNMA REMICS, Series 2005-68, Class PC	5,272	5.50	7/25/35	5,328
FNMA REMICS, Series 2008-65, Class CD	5,713	4.50	8/25/23	5,713
FNMA REMICS, Series 2009-13, Class NX	31,176	4.50	3/25/24	31,193
FNMA REMICS, Series 2009-71, Class MB	38,312	4.50	9/25/24	39,844

See accompanying notes to financial statements.

14	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

FNMA REMICS, Series 2009-88, Class DA	1,196	4.50	10/25/20	1,198
FNMA REMICS, Series 2012-19, Class GH	30,748	3.00	11/25/30	31,199
FNMA REMICS, Series 2013-74, Class AD	140,159	2.00	7/25/23	139,670
FNMA REMICS, Series 2017-97, Class DP	1,024,877	3.50	10/25/46	1,062,440
FNMA REMICS, Series 2018-1, Class TE	611,713	3.50	3/25/44	625,146
FNMA REMICS, Series 2018-25, Class AG	688,701	3.50	4/25/47	706,970
FREMF Multifamily Aggregation Risk Transfer Trust, Series 2017-KT01, Class A, 1 Mo. Libor + 0.32% [1]	1,000,000	2.36	2/25/20	999,985
FRESB Mortgage Trust, Series 2018-SB45, Class A5H, 1 Mo. Libor + 2.96% [1]	894,223	2.96	11/25/37	916,879
FRESB Mortgage Trust, Series 2018-SB46, Class A5H, 1 Mo. Libor + 2.89% [1]	877,479	2.89	12/25/37	894,085
GNMA, Series 2011-29, Class JA	2,048	4.50	4/20/40	2,046
NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A, 1 Mo. Libor + 0.45% [1]	267,011	2.45	10/7/20	267,127
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 2A, 1 Mo. Libor + 0.56% [1]	994,036	2.62	12/8/20	995,505
Vendee Mortgage Trust, Series 1993-1, Class ZB	60,841	7.25	2/15/23	65,024

				9,675,342

Non-Agency - 6.6%
COLT Mortgage Loan Trust, Series 2019-1, Class A1 1, [4]	398,737	3.71	3/25/49	404,350
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A1, 1 Mo. Libor + 0.50% [1]	38,966	2.52	6/25/35	36,793
JPMorgan Mortgage Trust, Series 2019-1, Class A6 1, [4]	394,318	4.00	5/25/49	395,841
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1 [1]	175,203	4.73	11/21/34	179,918
MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	69,159	6.25	6/25/33	74,204
MASTR Alternative Loan Trust, Series 2003-5, Class 4A1	96,227	5.50	7/25/33	103,089
MASTR Alternative Loan Trust, Series 2003-8, Class 3A1	93,179	5.50	12/25/33	95,998
MASTR Asset Securitization Trust, Series 2005-2, Class 1A3	37,000	5.35	11/25/35	38,218
New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 1, [4]	562,748	4.00	3/25/57	578,508
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	598,439	4.00	4/25/57	620,062
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 1 Mo. Libor + 1.50% 1, [4]	260,117	3.52	6/25/57	263,929
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A 1, [4]	403,610	4.00	12/25/57	418,623
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 1 Mo. Libor + 0.75% 1, [4]	712,308	2.77	1/25/48	710,193
Prime Mortgage Trust, Series 2004-CL1, Class 1A1	68,927	6.00	2/25/34	73,497
RAAC Trust, Series 2004-SP3, Class AI5 [1]	352	4.89	12/25/32	358
Sequoia Mortgage Trust, Series 2012-2, Class B1 [1]	613,552	4.21	4/25/42	638,889
Sequoia Mortgage Trust, Series 2017-4, Class A4 1, [4]	331,019	3.50	7/25/47	336,773
Sequoia Mortgage Trust, Series 2018-3, Class A4 1, [4]	592,837	3.50	3/25/48	601,661
Structured Asset Securities, Corp. Mtg Pass-Through Certificates, Series 2003-22A, Class 3A [1]	63,748	4.65	6/25/33	65,442
WaMu Mortgage Pass Through Certificates, Series 2002-AR2 Class A, US FED + 1.25% [1]	66,410	2.41	2/27/34	66,220

				5,702,566

Total Collateralized Mortgage Obligations (cost: $15,193,998)				15,377,908

Corporate Bonds - 24.6%
Anheuser-Busch InBev Worldwide, Inc.	750,000	4.15	1/23/25	819,147
Arrow Electronics, Inc.	1,000,000	4.00	4/1/25	1,042,349
Booking Holdings	800,000	3.65	3/15/25	852,704
Brown & Brown, Inc.	1,000,000	4.20	9/15/24	1,058,095
Cantor Fitzgerald LP [4]	1,000,000	4.88	5/1/24	1,055,626
Comcast Corp.	400,000	3.38	2/15/25	421,778
CommonSpirit Health	400,000	2.95	11/1/22	407,143
Credit Suisse Group Funding Guernsey, Ltd. [4]	400,000	3.75	3/26/25	420,107
CVS Health Corp.	900,000	4.10	3/25/25	961,618
Delta Air Lines 2015-1 Class A Pass Through Trust	620,096	3.88	7/30/27	661,378
Doric Nimrod Air Finance Alpha 2012-1 Trust [4]	438,220	5.13	11/30/22	445,241

See accompanying notes to financial statements.

SEPTEMBER 30, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Duke Energy Florida, LLC	1,000,000	1.73	9/1/22	992,612
Equifax, Inc., 3 Mo. Libor + 0.87% [1]	800,000	3.03	8/15/21	799,627
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A	700,251	3.90	1/15/26	714,326
HSBC Holdings, PLC, 3 Mo. Libor + 1.00% [1]	700,000	3.12	5/18/24	702,776
Kraft Heinz Foods Co. [4]	684,000	4.88	2/15/25	704,162
Liberty Mutual Insurance Co. (Subordinated) [4]	700,000	8.50	5/15/25	874,543
Manufacturers & Traders Trust Co. (Subordinated), 3 Mo. Libor + 0.64% [1]	900,000	2.78	12/1/21	899,376
Marathon Petroleum Corp.	650,000	5.38	10/1/22	658,137
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29% 1, [4]	725,000	4.41	12/15/24	722,185
Prudential Insurance Co. of America (Subordinated) [4]	400,000	8.30	7/1/25	517,261
RenaissanceRe Finance, Inc.	500,000	3.70	4/1/25	523,200
Sherwin-Williams Co.	800,000	3.30	2/1/25	817,114
Silversea Cruise Finance, Ltd. [4]	800,000	7.25	2/1/25	854,400
TCF National Bank (Subordinated), 3 Mo. Libor + 2.38% [1]	750,000	4.13	7/2/29	754,126
United Airlines 2013-1 Class A Pass Through Trust	820,386	4.30	8/15/25	886,099
US Airways 2012-2 Class A Pass Through Trust	155,507	4.63	6/3/25	168,030
US Airways 2013-1 Class A Pass Through Trust	687,296	3.95	11/15/25	723,710
XLIT, Ltd.	750,000	4.45	3/31/25	814,502

Total Corporate Bonds (cost: $20,862,429)				21,271,372

Mortgage Pass-Through Securities - 7.3%
Federal Home Loan Mortgage Corporation - 0.7%
Freddie Mac	138,337	3.00	9/1/27	142,293
Freddie Mac	29,324	3.50	7/1/26	30,549
Freddie Mac	187,512	4.00	7/1/26	197,080
Freddie Mac	201,704	4.00	1/1/27	212,636
Freddie Mac	11,090	4.50	12/1/21	11,428
Freddie Mac	9,275	4.50	7/1/26	9,576
Freddie Mac	13,446	5.00	10/1/25	14,386
Freddie Mac	1,567	5.50	5/1/20	1,570
Freddie Mac	491	5.50	7/1/20	491
Freddie Mac	573	5.50	12/1/20	573
Freddie Mac	10,561	5.50	3/1/21	10,632
Freddie Mac	9,081	5.50	3/1/21	9,196

				640,410

Federal National Mortgage Association - 3.2%
Fannie Mae	336,587	2.50	6/1/23	339,492
Fannie Mae	228,364	3.00	8/1/28	234,521
Fannie Mae	1,330,792	3.23	11/1/20	1,336,289
Fannie Mae	546,972	3.50	1/1/26	565,476
Fannie Mae	15,839	4.00	9/1/24	16,473
Fannie Mae	119,212	4.00	6/1/25	124,283
Fannie Mae	20,368	4.00	10/1/31	21,573
Fannie Mae	102,784	4.50	4/1/25	108,096
Fannie Mae	33,973	4.73	2/1/20	33,973
Fannie Mae	18,986	5.00	9/1/20	19,583

See accompanying notes to financial statements.

16	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Fannie Mae	2,065	5.50	1/1/21	2,072
Fannie Mae	1,517	5.50	10/1/21	1,524

				2,803,355

Government National Mortgage Association - 0.2%
Ginnie Mae, US Treasury + 1.50% [1]	36,920	3.88	4/20/33	38,429
Ginnie Mae, US Treasury + 1.50% [1]	8,545	3.88	4/20/42	8,802
Ginnie Mae	22,471	5.00	12/20/23	23,917
Ginnie Mae	14,451	5.00	9/15/24	15,024
Ginnie Mae	41,240	5.00	6/20/26	45,076

				131,248

Other Federal Agency Securities - 3.2%
Small Business Administration Pools, PRIME - 2.50% [1]	660,928	3.00	5/25/43	661,926
Small Business Administration Pools, PRIME + 0.78% [1]	508,998	6.28	3/25/30	552,146
Small Business Administration Pools, PRIME + 0.79% [1]	1,449,254	6.29	2/25/28	1,563,536

				2,777,608

Total Mortgage Pass-Through Securities (cost: $6,341,293)				6,352,621

Taxable Municipal Bonds - 6.7%
Atlanta Downtown Development Authority [17]	435,000	6.88	2/1/21	452,896
Berks County Industrial Development Authority	270,000	3.20	5/15/21	270,945
Century Housing Corp.	500,000	3.82	11/1/20	506,086
City of Wilkes-Barre PA [17]	1,000,000	3.24	11/15/21	1,028,270
City of Worcester MA [17]	250,000	6.75	11/1/34	263,050
Colorado Housing & Finance Authority	10,000	4.00	11/1/31	10,251
Kentucky Higher Education Student Loan Corp.	1,000,000	3.92	6/1/32	1,076,850
Massachusetts Educational Financing Authority	480,000	4.00	1/1/32	499,934
Massachusetts Educational Financing Authority	750,000	4.41	7/1/34	809,948
New Hampshire Housing Finance Authority	420,000	4.00	7/1/35	428,009
New Hampshire Housing Finance Authority	10,000	4.00	1/1/37	10,301
New Jersey Economic Development Authority	365,000	4.43	12/1/21	374,756
Tennessee Housing Development Agency	95,000	3.50	7/1/31	96,224

Total Taxable Municipal Bonds (cost: $5,685,346)				5,827,520

U.S. Treasury / Federal Agency Securities - 32.6%
Federal Agency Issues - 1.6%
Federal Agricultural Mortgage Corp., 3 Mo. Libor + 0.37% [1]	250,000	2.47	3/9/23	252,227
Pershing Road Development Co., LLC, 3 Mo. Libor + 0.40% 1, [4]	300,000	2.53	9/15/21	300,000
U.S. Department of Housing and Urban Development	800,000	4.28	8/1/27	816,152

				1,368,379

U.S. Treasury - 31.0%
U.S. Treasury Bill [6]	1,000,000	1.86	10/10/19	999,535
U.S. Treasury Bill [6]	5,000,000	1.95	11/7/19	4,990,020
U.S. Treasury Bill [6]	7,000,000	1.95	11/29/19	6,977,773
U.S. Treasury Floating Rate Note, 3 Mo. Libor + 0.04% [1]	2,500,000	1.89	7/31/20	2,497,466
U.S. Treasury Floating Rate Note, 3 Mo. Libor + 0.05% [1]	4,000,000	1.89	10/31/20	3,993,698
U.S. Treasury Inflation Indexed Bonds	1,764,000	0.38	7/15/23	1,773,924

See accompanying notes to financial statements.

SEPTEMBER 30, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

U.S. Treasury Note	1,500,000	1.50	8/31/21	1,495,605
U.S. Treasury Note	4,000,000	2.25	11/15/24	4,130,781

				26,858,802

Total U.S. Treasury / Federal Agency Securities (cost: $28,065,050)				28,227,181

Short-Term Securities - 1.1%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.86%	952,249			952,249

(cost: $952,249)
Total Investments in Securities - 99.8% (cost: $85,449,497)				86,405,229

Other Assets and Liabilities, net - 0.2%				203,650

Total Net Assets - 100.0%				$86,608,879

[1]	Variable rate security. Rate disclosed is as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]	144A Restricted Security. The total value of such securities as of September 30, 2019 was $15,149,000 and represented 17.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of September 30, 2019.

[17]	Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

18	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Short futures contracts outstanding as of September 30, 2019 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)

Short Futures: [10]
U.S. Treasury 5-Year	133	December 2019	(15,846,743)	91,709
U.S. Treasury 2-Year	30	December 2019	(6,465,000)	20,811

				112,520

[10]	The amount of $500,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2019.

A summary of the levels for the Fund’s investments as of September 30, 2019 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

		Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other Significant	Other Significant
	Price ($)	Observable Inputs ($)	Observable Inputs ($)	Total ($)

Assets
Asset-Backed Securities	—	8,396,378	—	8,396,378
Collateralized Mortgage Obligations	—	15,377,908	—	15,377,908
Corporate Bonds	—	21,271,372	—	21,271,372
Mortgage Pass-Through Securities	—	6,352,621	—	6,352,621
Taxable Municipal Bonds	—	5,827,520	—	5,827,520
U.S. Treasury / Federal Agency Securities	—	28,227,181	—	28,227,181
Short-Term Securities	952,249	—	—	952,249
Futures	112,520	—	—	112,520

	1,064,769	85,452,980	—	86,517,749

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

SEPTEMBER 30, 2019	19

Sit Tax-Free Income Fund

OBJECTIVE & STRATEGY

The objective of the Tax-Free Income Fund is to provide a high level of current income that is exempt from federal income tax, consistent with preservation of capital, by investing primarily in investment-grade municipal securities.

Such municipal securities generate interest income that is exempt from both federal regular income tax and federal alternative minimum tax. During normal market conditions, the Fund invests 100% of its net assets in such tax-exempt municipal securities.

Fund Performance

The Sit Tax-Free Income Fund provided a return of +3.67% during the six months ending September 30, 2019, compared to the return of the Bloomberg Barclays 5-Year Municipal Bond Index of +2.21%. As of September 30, 2019, the Fund’s 30-day SEC yield was 2.03%, compared to a yield of 1.50% for the benchmark index, and the Fund’s 12-month distribution rate was 3.26%.

Factors that influenced the Fund’s Performance

The tax-exempt yield curve shifted lower and flattened during the past six-months, as longer yields fell most. Yields for 10-30 year maturities fell approximately 45-60 basis points, while yields for 2-5 year maturities fell approximately 25-35 basis points. Credit spreads for tax-exempt bonds also tightened over the last six months, particularly for A-rated credits and below. Tax-exempt fund flows remained strong throughout 2019, totaling $69 billion through the beginning of October, already the highest annual total on record since data collection began in 1992. Municipal issuance in the first nine months of 2019, totaling $275 billion, was slightly stronger than the $253 billion issued in the same period in 2018 and easily absorbed by the market.

The Fund benefited from its significant allocation to longer bonds relative to its benchmark over the last six months, as longer bonds outperformed shorter bonds. Specifically, over 80% of the Fund’s bonds had a duration of 4 years or longer and outperformed the benchmark return. Conversely, the Fund’s hedge in U.S. Treasury futures partially offset this excess return, as Treasury yields decreased approximately 90-140 basis points over the last six months. Nearly all sectors in the Fund outperformed the benchmark, with the most significant performance contributions resulting from single-family mortgage revenue bonds, multi-family mortgage revenue bonds, other revenue bonds, closed-end funds, and education/student loan revenue bonds. In terms of quality, the Fund maintained an average credit quality of single-A and benefited from a significant allocation, more than 80% of the Fund, to bonds with AA to BB credit quality, as such bonds tended to outperform both the highest and lowest-rated bonds.

Outlook and Positioning

The Fund continues to emphasize income as the primary driver of returns over an interest rate cycle. We will continue to focus on higher-yielding revenue bond sectors, non-rated bonds, and bonds with call

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Barclays 5-Year Municipal Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1 The Bloomberg Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

or redemption provisions that present attractive relative yields to average life estimates. Housing-related sectors remain a meaningful percentage of the Fund, totaling nearly 50% of Fund assets, and continue to present an attractive relative value. Similarly, over 20% of the Fund remains invested in non-rated bonds, which also possess an attractive income advantage.

We continue to hedge the Fund’s duration using U.S. Treasury bond futures to maintain duration modestly longer than the benchmark. The Fund’s unhedged duration is longer than its benchmark to benefit from the modestly steeper tax-exempt yield curve relative to Treasuries. We continue to monitor this dynamic and may modify our hedge going forward if conditions change. We remain diversified on a geographic and issuer basis to manage credit risk within the Fund and believe the Fund remains well-positioned for the current environment.

Paul J. Jungquist, CFA

Senior Portfolio Manager

20	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

  as of September 30, 2019

	Sit	Bloomberg	Lipper
	Tax-Free	Barclays	General
	Income	5-Year Muni	Muni. Bond
	Fund	Bond Index[1]	Fund Index[2]

Six Months	3.67%	2.21%	n/a
One Year	6.98	6.02	8.50%
Five Years	4.44	2.25	3.90
Ten Years	5.05	2.89	4.48
Since Inception (9/29/88)	5.22	4.91	5.55

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1 The Bloomberg Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2 The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Single Family Mortgage	26.1%
Multi Family Mortgage	20.4
Other Revenue	9.8
Education/Student Loan	6.9
Insured	6.5
General Obligation	6.1
Sectors less than 5%	15.7
Cash & Other Net Assets	8.5

Based on total net assets as of September 30, 2019. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/19:	$9.89 Per Share
Net Asset Value 3/31/19:	$9.69 Per Share
Total Net Assets:	$292.7 Million
Average Maturity:	19.2 Years
Effective Duration[3]:	4.5 Years

3 Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Adviser’s Assessment of Non-Rated Securities

AAA	0.0%
AA	0.1
A	0.0
BBB	0.8
BB	15.9
<BB	3.8

Total	20.6%

SEPTEMBER 30, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 87.5%
Alabama - 0.2%
Pell City Special Care Facs. Finance Auth. Rev. (Noland Health Services, Inc.)	500,000	5.00	12/1/31	533,155

Alaska - 0.8%
AK Hsg. Finance Corp. Mtg. Rev.	545,000	4.13	12/1/37	560,222
AK Hsg. Finance Corp. Mtg. Rev. (G.O. of Corp. Insured)	500,000	4.50	12/1/35	501,680
AK Hsg. Finance Corp. Rev. (State Capital Proj.)	500,000	4.00	6/1/36	545,955
AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5,15]	250,000	5.50	N/A	12,500
AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	271,620
AK Industrial Dev. & Export Auth. Rev. (Tanana Chiefs Conference Proj.)	300,000	4.00	10/1/49	322,080

				2,214,057

Arizona - 2.4%
AZ Health Facs. Auth. Rev. (Scottsdale Lincoln Hospital Proj.) [1]	250,000	2.75	12/1/39	250,095
AZ Industrial Dev. Auth. Rev. (Bridgewater Avondale Proj.)	500,000	5.38	1/1/38	519,575
AZ Industrial Dev. Auth. Rev. (Pinecrest Academy Horizon) [4]	500,000	5.75	7/15/38	569,020
Glendale Industrial Dev. & Auth. Rev. (Beatitudes Campus Proj.)	300,000	5.00	11/15/36	324,897
Glendale Industrial Dev. & Auth. Rev. (Glencroft Retirement Community)	400,000	5.00	11/15/36	426,852
La Paz Co. Industrial Dev. Auth. (Charter School Solutions Harmony Public Proj.)	750,000	5.00	2/15/48	855,420
Maricopa Co. Industrial Dev. Auth. Education Rev. (Horizon Community Learning Center)	300,000	5.00	7/1/35	325,311
Maricopa Co. Industrial Dev. Auth. Rev. (Christian Care Surprise Inc.) [4]	250,000	5.75	1/1/36	265,315
Peoria Industrial Dev. Auth. Rev. (Sierra Winds Life Care Community)	400,000	5.25	11/15/29	407,880
Phoenix City Industrial Dev. Auth. Rev. (Great Hearts Academies Proj.)	250,000	6.30	7/1/42	271,338
Phoenix City Industrial Dev. Auth. Rev. (Vista College Preparatory Proj.)	400,000	4.13	7/1/38	440,888
Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	1,000,000	5.38	6/15/35	1,099,920
Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	370,000	4.75	6/15/37	381,233
Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	370,000	9.75	5/1/25	406,016
Tempe Industrial Dev. Auth. Rev. (Mirabella at ASU Proj.) [4]	500,000	4.70	10/1/24	512,725

				7,056,485

Arkansas - 0.5%
Rogers City Rev.	1,000,000	3.88	11/1/39	1,079,950
Springdale City Sales & Use Tax Rev. Ref. (BAM Insured)	500,000	3.60	4/1/41	518,010

				1,597,960

California - 5.1%
CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	500,000	6.00	8/1/29	649,100
CA State G.O.	500,000	4.00	12/1/40	535,535
Carlsbad Unified School District G.O. Capital Appreciation [6]	400,000	6.00	8/1/31	505,272
Colton Joint Unified School District G.O. (AGM Insured) [6]	1,000,000	6.00	8/1/35	1,121,410
Encinitas Union School District G.O. Capital Appreciation [6]	500,000	7.00	8/1/35	658,040
Hartnell Community College G.O. [6]	500,000	7.00	8/1/34	583,125
Healdsburg Unified School District G.O. [6]	1,250,000	5.00	8/1/37	1,259,388
Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	250,000	6.75	8/1/40	329,058
Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	6.00	8/1/34	1,171,621
Martinez Unified School District G.O. [6]	250,000	6.13	8/1/35	309,070
Morongo Band of Mission Indians Rev. [4]	300,000	5.00	10/1/42	338,922
Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	500,000	6.25	10/1/28	550,020
Redondo Beach School District G.O. [6]	600,000	6.38	8/1/34	790,878
Reef-Sunset Unified School District (BAM Insured) [6]	750,000	5.00	8/1/38	788,805
Ripon Unified School District G.O. (BAM Insured) [6]	270,000	4.50	8/1/30	304,881
Ripon Unified School District G.O. (BAM Insured) [6]	80,000	4.50	8/1/30	88,186
Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	2.00	6/1/39	462,400

See accompanying notes to financial statements.

22	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	450,196
South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	500,000	5.00	10/1/30	579,050
Sulphur Springs Union School District C.O.P. (AGM Insured) [6]	450,000	6.50	12/1/37	570,429
Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	600,108
Tustin Unified School District G.O. Capital Appreciation [6]	500,000	6.00	8/1/28	544,080
Upland Unified School District G.O. Capital Appreciation [6]	1,000,000	7.00	8/1/41	1,260,110
Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.00	8/1/34	615,795

				15,065,479

Colorado - 3.9%
Aerotropolis Regional Transportation Auth. Rev.	400,000	5.00	12/1/51	413,344
Broadway Station Metropolitan District No. 2 G.O.	750,000	5.13	12/1/48	793,507
Buffalo Highlands Metropolitan District G.O.	350,000	5.25	12/1/38	366,380
CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	255,352
CO Educational & Cultural Facs. Auth. Rev. Ref. (Windsor Charter Academy) [4]	800,000	5.00	9/1/36	815,752
CO Health Facs. Auth. Rev. (Covenant Retirement Community)	650,000	5.00	12/1/48	752,694
CO Science and Technology Park Metropolitan District No. 1 Rev.	500,000	5.00	12/1/33	534,655
Copperleaf Metro District No. 2 G.O.	500,000	5.75	12/1/45	524,385
Creekwalk Marketplace Business Improvement District Rev. [4]	500,000	5.50	12/1/39	509,315
Crystal Crossing Metro District G.O.	500,000	5.25	12/1/40	524,920
Denver 9th Avenue Metropolitan District No. 2 G.O	500,000	5.00	12/1/48	527,345
Denver Urban Renewal Auth. Tax Allocation [4]	500,000	5.25	12/1/39	535,045
DIATC Metropolitan District G.O. [4]	500,000	5.00	12/1/49	530,830
East Morgan Co. Hospital District C.O.P. [9]	500,000	5.88	12/1/38	501,550
Hunters Overlook Metropolitan District No. 5 G.O.	500,000	5.00	12/1/49	529,785
Lambertson Farms Metro District No. 1 G.O.	500,000	5.00	12/15/25	516,715
Leyden Rock Metropolitan District No. 10 G.O.	250,000	5.00	12/1/45	262,545
Palisade Metropolitan District No. 2 G.O.	500,000	5.00	12/1/46	518,195
St. Vrain Lakes Metropolitan District No. 2 G.O.	500,000	5.00	12/1/37	526,210
Tallman Gulch Metropolitan District G.O.	500,000	5.25	12/1/47	514,805
Thompson Crossing Metropolitan District No. 4 G.O.	500,000	5.00	12/1/49	532,570
Velocity Metropolitan District No. 3 G.O.	500,000	5.38	12/1/39	533,615

				11,519,514

Connecticut - 0.9%
CT Hsg. Finance Auth. Rev.	550,000	3.88	11/15/35	592,598
CT Hsg. Finance Auth. Rev. [9]	505,000	4.25	6/15/43	547,930
CT Hsg. Finance Auth. Rev.	1,000,000	3.85	5/15/45	1,038,730
CT Hsg. Finance Auth. Rev. [9]	455,000	4.30	6/15/48	493,220

				2,672,478

District of Columbia - 0.4%
District of Columbia Hsg. Finance Agency Rev. (Multi-Family Dev. Program)	600,000	4.05	9/1/43	653,202
District of Columbia Rev. (Ingleside Rock Creek Proj.)	500,000	5.00	7/1/37	540,865

				1,194,067

Florida - 8.8%
Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	385,000	8.00	10/1/32	437,749
Alta Lakes Community Dev. District Special Assessment	500,000	4.40	5/1/39	510,975
Ave Maria Stewardship Community District Special Assessment. (AGM Insured)	300,000	3.00	5/1/38	305,670
Bay Co. Educational Facs. Rev. (Bay Haven Charter)	430,000	5.25	9/1/30	441,507
Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	200,000	6.25	5/1/35	219,970
Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.00	8/1/27	258,885
Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.38	8/1/32	262,100

See accompanying notes to financial statements.

SEPTEMBER 30, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	500,000	5.38	2/1/35	519,775
Capital Trust Agency Rev. (Tallahassee Tapestry) [4]	550,000	6.75	12/1/35	570,361
Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) [4]	250,000	6.75	7/1/37	266,388
Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center)	250,000	7.00	4/1/35	253,287
Capital Trust Agency Rev. (University Bridge LLC Student Housing Proj.) [4]	500,000	5.25	12/1/43	530,960
Celebration Pointe Community Dev. District Special Assessment Rev. [4]	250,000	5.00	5/1/32	272,955
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	250,000	7.25	5/15/26	238,758
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	750,000	8.13	5/15/44	718,515
Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	415,000	6.25	10/1/39	442,676
Dowden West Community Dev. District Special Assessment [4]	360,000	5.40	5/1/39	386,428
Durbin Crossing Community Dev. District Special Assessment (AGM Insured)	520,000	5.00	5/1/32	631,608
Escambia Co. Housing Finance Auth. Rev. (Multi-County Program)	990,000	3.75	10/1/49	1,041,262
Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. 2, 5, [15]	100,000	5.75	N/A	63,000
FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	80,000	5.00	7/1/26	80,942
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	4.20	1/1/45	1,099,280
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.30	7/1/49	514,065
Gramercy Farms Community Dev. District Special Assessment [6]	420,000	3.24	5/1/39	201,600
Harbor Bay Community Dev. District Special Assessment	350,000	4.10	5/1/48	345,345
Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	221,434
Lake Co. Educational Project. Rev. (Imagine South Lake Charter School Proj.) [4]	550,000	5.00	1/15/39	599,731
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	250,000	4.25	5/1/25	258,852
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	150,000	6.70	5/1/33	163,485
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Center)	200,000	7.40	5/1/30	215,738
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	329,859
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	424,804
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	300,000	5.00	5/1/38	318,444
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.) [4]	550,000	5.30	5/1/39	600,017
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	343,334
Lakewood Ranch Stewardship District Special Assessment (Lake Club Phase 4 Proj.)	500,000	4.50	5/1/49	515,575
Lee Co. Industrial Dev. Auth. Rev. (Shell Point/Waterside Health Proj.)	400,000	5.00	11/15/49	463,232
Lexington Oaks Community Dev. District Special Assessment Rev.	240,000	5.65	5/1/33	250,373
Live Oak No. 2 Community Dev. District Special Assessment Rev.	400,000	4.00	5/1/35	420,720
Long Lake Ranch Community Dev. District Special Assessment	110,000	5.63	5/1/24	114,182
Long Lake Ranch Community Dev. District Special Assessment	500,000	4.63	5/1/36	520,245
Long Lake Ranch Community Dev. District Special Assessment	435,000	5.00	5/1/38	460,482
Magnolia Creek Community Dev. District Rev. 2, [5,15]	250,000	5.60	N/A	45,000
Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	250,000	5.00	5/1/32	259,598
Miami-Dade Co. Transit Sales Tax Rev.	500,000	5.00	7/1/34	586,380
New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	230,000	5.00	N/A	2
Northern Palm Beach Co. Improvement District Special Assessment	500,000	5.00	8/1/29	539,265
Northern Palm Beach Co. Improvement District Special Assessment	250,000	5.00	8/1/37	271,375
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	612,090
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	500,000	5.00	8/1/35	566,480
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	250,000	5.00	8/1/41	276,838
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	470,000	3.95	3/1/40	495,089
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	405,000	4.00	9/1/48	438,032
Orlando Tourist Dev. Rev. (Senior Lien Tourist Dev.) (AGM Insured)	250,000	5.00	11/1/38	301,572
Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	588,415
Pinellas Co. Industrial Dev. Auth. Rev.	500,000	5.00	7/1/39	582,570
Port St. Lucie Research Foundation Rev. (Vaccine Gene Therapy Inst.)	500,000	5.00	5/1/33	510,275
Seven Oaks Community Dev. District Special Assessment Rev	250,000	5.50	5/1/33	262,965
Tolomato Community Dev. District Special Assessment	500,000	4.25	5/1/37	511,475

See accompanying notes to financial statements.

24	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Tolomato Community Dev. District Special Assessment [2,5]	120,000	6.61	5/1/40	1
Tolomato Community Dev. District Special Assessment [6]	185,000	7.00	5/1/40	157,729
Tolomato Community Dev. District Special Assessment [6]	110,000	7.00	5/1/40	77,226
Tolomato Community Dev. District Special Assessment [6]	45,000	7.00	5/1/40	38,701
Tolomato Community Dev. District Special Assessment (AGM Insured)	500,000	3.75	5/1/40	534,225
Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	322,710
Waters Edge Community Dev. District Cap. Improvement Rev.	9,000	5.35	5/1/39	9,003
Waters Edge Community Dev. District Cap. Improvement Rev. [6]	165,000	6.60	5/1/39	166,244
Wiregrass Community Dev. District Special Assessment	245,000	5.38	5/1/35	264,375
Zephyr Ridge Community Dev. District Special Assessment 2, [5,15]	450,000	5.25	N/A	378,000

				25,630,203

Georgia - 3.8%
Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	609,395
GA Housing & Finance Authority Rev.	1,280,000	3.80	12/1/37	1,327,091
GA Housing & Finance Authority Rev.	1,000,000	4.00	12/1/37	1,028,160
GA Housing & Finance Authority Rev.	465,000	3.85	12/1/38	504,744
GA Housing & Finance Authority Rev.	340,000	4.00	12/1/39	367,163
GA Housing & Finance Authority Rev.	650,000	3.80	12/1/40	685,451
GA Housing & Finance Authority Rev.	605,000	3.85	12/1/41	625,909
GA Housing & Finance Authority Rev.	540,000	3.95	12/1/43	582,741
GA Housing & Finance Authority Rev.	1,000,000	3.50	12/1/46	1,042,630
GA Housing & Finance Authority Rev.	600,000	4.00	12/1/48	644,028
GA Housing & Finance Authority Rev.	1,100,000	4.20	12/1/48	1,203,774
GA Housing & Finance Authority Rev.	1,000,000	3.25	12/1/49	1,012,790
GA Tax Allocation (Beltline Proj.)	500,000	5.00	1/1/30	504,600
Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	598,395
Glynn-Brunswick Memorial Hospital Auth. Rev. (Southeast Georgia Health System Proj.)	350,000	5.00	8/1/47	406,119

				11,142,990

Idaho - 0.6%
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	475,000	7.00	10/1/24	527,169
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	7.38	10/1/29	276,550
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	8.00	10/1/44	564,430
ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	425,000	5.75	12/1/32	462,630

				1,830,779

Illinois - 7.0%
Bellwood G.O.	500,000	5.88	12/1/27	561,925
Bolingbrook Special Tax (AGM Insured)	998,000	4.00	3/1/30	1,110,814
Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	557,195
Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	500,000	6.25	12/1/33	599,765
Chicago Heights G.O. (NATL-RE Insured)	500,000	4.50	12/1/29	548,245
Chicago Midway Airport Rev. (Second Lien)	500,000	5.25	1/1/35	553,760
Chicago Park Dist. G.O (Limited Tax)	1,000,000	5.00	1/1/28	1,119,570
Chicago Transit Auth. Sales Tax Rev.	250,000	5.25	12/1/30	267,185
IL Educational Facs. Auth. Rev.	250,000	4.50	11/1/36	270,145
IL Educational Facs. Auth. Rev. (Field Museum of Natural History)	500,000	3.90	11/1/36	546,455
IL Fin. Auth. Rev. (Admiral Lake Proj.)	670,000	5.13	5/15/38	704,666
IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	539,355
IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,148,560
IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/35	559,180
IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/45	550,625

See accompanying notes to financial statements.

SEPTEMBER 30, 2019	25

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	200,000	5.00	2/1/24	208,950
IL Fin. Auth. Rev. (Westminster Village)	500,000	5.25	5/1/38	545,635
IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	723,060
IL G.O.	250,000	5.50	7/1/33	272,622
IL G.O. (AGM Insured)	500,000	4.00	2/1/30	552,215
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	450,000	3.88	4/1/41	481,468
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	375,000	4.00	10/1/48	403,928
IL Rev.	500,000	5.00	6/15/33	575,850
IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,132,240
Johnson Co. School Dist. No. 55 Vienna G.O. (AGM Insured)	500,000	5.40	12/1/27	503,000
La Salle & Bureau Counties Township High School Dist. No. 120 LaSalle-Peru G.O. (BAM Insured)	250,000	5.00	12/1/31	298,478
Lake Co. Community Consolidated School District No. 50 Woodland G.O.	250,000	5.63	1/1/26	263,232
Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	335,000	5.50	12/1/41	374,855
Macon Co. School District No. 61 Decatur G.O. (AGM Insured)	250,000	5.25	1/1/37	260,722
Macoupin Sangamon & Montgomery Counties Community Unit School District G.O. (AGM Insured)	990,000	4.25	12/1/35	1,054,677
Madison Counties Community College District No. 536 G.O. (Lewis & Clark Cmnty. College)	345,000	5.00	5/1/29	351,679
Malta Tax Allocation Rev. [2,5]	1,921,000	5.75	12/30/25	614,720
Metropolitan Pier & Exposition Auth. Rev. (McCormick Place Expansion Proj.)	250,000	5.00	6/15/57	277,655
Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program) [2]	415,000	7.00	10/1/22	240,700
University of Illinois (AGM Insured)	1,000,000	4.13	4/1/48	1,102,500
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	4.00	12/1/22	252,085
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	5.25	12/1/37	269,935

				20,397,651

Indiana - 1.4%
Carmel Multifamily Hsg. Rev. (Barrington Carmel Proj.) 2, [5]	495,000	6.00	11/15/22	29,700
Damon Run Conservancy Dist. G.O. (State Intercept Insured)	300,000	6.10	7/1/25	301,251
Evansville Hsg. Rev. (Silver Birch Evansville Proj.)	250,000	5.45	1/1/38	264,252
IN Finance Auth. Rev. (BHI Senior Living)	775,000	5.88	11/15/41	876,393
IN Finance Auth. Rev. (BHI Senior Living)	425,000	6.00	11/15/41	483,561
IN Finance Auth. Rev. (Greencroft Obligated Group)	350,000	6.50	11/15/33	397,848
IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	500,000	5.75	1/1/36	511,980
Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	301,128
Mishawaka Multifamily Hsg. Rev. (Silver Birch Mishawaka Proj.) [4]	500,000	5.38	1/1/38	519,350
Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	350,000	5.00	1/1/35	397,187

				4,082,650

Iowa - 0.9%
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	650,000	5.00	5/15/36	737,516
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	500,000	5.00	5/15/47	558,035
IA Student Loan Liquidity Corp. Rev.	250,000	5.80	12/1/31	251,722
North Polk Community School District G.O. (AGM Insured)	1,000,000	4.00	6/1/31	1,017,130

				2,564,403

Kansas - 0.3%
Wichita Health Care Facs. Rev. (Kansas Masonic Home)	300,000	5.25	12/1/36	327,828
Wichita Health Care Facs. Rev. (Presbyterian Manors, Inc.)	500,000	6.25	5/15/34	500,610

				828,438

Kentucky - 0.2%
Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	425,000	6.50	3/1/41	448,031

See accompanying notes to financial statements.

26	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Louisiana - 1.8%
Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	21,654	5.00	11/1/40	21,702
LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Sec. Prog.) (GNMA/FHLMC Collateralized)	105,000	4.60	6/1/29	108,204
LA Local Government Environmental Facilities & Community Development Auth.	500,000	5.25	11/15/25	540,410
LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	563,020
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.65	11/1/37	337,371
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	5.00	7/1/39	549,320
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.50	11/1/39	323,385
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	4.00	11/1/44	500,600
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	495,000	4.40	11/1/44	505,123
LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	510,000	6.50	5/1/31	534,582
LA Public Facs. Auth. Rev. (Franciscan Missionaries Health System Proj.)	300,000	5.00	7/1/35	344,250
LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	595,000	2.15	2/15/36	574,871
St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	300,000	5.25	11/15/37	329,265

				5,232,103

Maine - 1.3%
ME Hsg. Auth. Rev.	600,000	4.00	11/15/35	639,330
ME Hsg. Auth. Rev.	500,000	4.00	11/15/37	538,850
ME Hsg. Auth. Rev.	105,000	4.50	11/15/37	110,552
ME Hsg. Auth. Rev.	750,000	4.13	11/15/38	831,038
ME Hsg. Auth. Rev.	500,000	3.85	11/15/40	526,805
ME Hsg. Auth. Rev.	500,000	3.10	11/15/44	499,235
ME Hsg. Auth. Rev.	500,000	4.25	11/15/48	548,555

				3,694,365

Maryland - 0.5%
MD Community Dev. Administration Rev.	350,000	4.10	9/1/38	382,242
MD Community Dev. Administration Rev.	350,000	3.75	3/1/39	364,308
MD Community Dev. Administration Rev.	350,000	4.20	7/1/46	380,460
Montgomery Co. Housing Opportunities Commission Rev.	405,000	4.00	7/1/38	411,569

				1,538,579

Massachusetts - 3.1%
Dedham Municipal Purpose Loan. G.O. (NATL Insured)	480,000	4.00	10/15/24	481,056
Ipswich Municipal Purpose Loan G.O. (AGM Insured)	500,000	4.00	6/1/25	501,060
MA Dev. Finance Agy. Rev.	890,000	5.00	7/1/44	1,059,429
MA Dev. Finance Agy. Rev. (Atrius Health Issue)	1,375,000	4.00	6/1/49	1,475,072
MA Dev. Finance Agy. Rev. (Newbridge on the Charles, Inc.) [4]	300,000	5.00	10/1/47	330,702
MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	451,132
MA Education Finance Auth. Education Rev.	75,000	5.15	1/1/26	75,724
MA Housing Finance Agy. Rev.	250,000	4.75	6/1/35	261,542
MA Housing Finance Agy. Rev.	500,000	4.00	12/1/38	551,490
MA Housing Finance Agy. Rev.	500,000	3.75	12/1/40	523,825
MA Housing Finance Agy. Rev.	900,000	3.85	12/1/47	959,175
MA Housing Finance Agy. Rev.	825,000	3.60	12/1/59	854,320
MA Housing Finance Agy. Rev. (FHA Insured)	500,000	5.30	12/1/38	511,510
MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	270,000	3.90	12/1/38	275,438
Northbridge Municipal Purpose Loan G.O (AGM Insured)	500,000	4.00	6/15/25	501,020
Rowley Land Acquisition Loan G.O (AGM Insured)	360,000	4.00	5/1/27	360,770

				9,173,265

See accompanying notes to financial statements.

SEPTEMBER 30, 2019	27

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Michigan - 2.8%
Chandler Park Academy Rev.	170,000	5.00	11/1/22	170,275
City of Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	310,971
MI Finance Auth. Rev. (Presbyterian Village)	250,000	5.25	11/15/35	269,152
MI Hsg. Dev. Auth. (G.O. of Authority Insured)	250,000	4.63	10/1/41	260,570
MI Hsg. Dev. Auth. Rev.	500,000	4.10	10/1/35	534,485
MI Hsg. Dev. Auth. Rev.	500,000	3.70	12/1/36	530,485
MI Hsg. Dev. Auth. Rev.	1,500,000	4.13	12/1/38	1,650,795
MI Hsg. Dev. Auth. Rev.	300,000	3.75	10/1/42	317,016
MI Hsg. Dev. Auth. Rev.	750,000	4.00	10/1/43	810,022
MI Hsg. Dev. Auth. Rev.	1,000,000	4.00	6/1/49	1,076,450
MI Hsg. Dev. Auth. Rev.	1,000,000	3.50	10/1/54	1,024,360
MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	300,000	6.35	11/1/28	300,636
MI Strategic Fund. Rev. (United Methodist Retirement Facs.)	300,000	5.00	11/15/49	345,525
Muskegon Heights Water Supply Rev. (NATL Insured)	165,000	4.15	11/1/23	165,337
Muskegon Heights Water Supply Rev. (NATL Insured)	135,000	4.20	11/1/24	135,286
Taylor Brownfield Redevelopment Authority (NATL Insured)	250,000	5.00	5/1/32	279,628
Universal Academy Michigan Public School Rev.	160,000	6.50	12/1/23	165,746

				8,346,739

Minnesota - 0.4%
Apple Valley Rev. (Senior Living, LLC Proj.)	500,000	5.00	1/1/47	507,130
MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	95,000	4.40	7/1/32	96,042
Rochester City Rev. (Math & Science Academy Proj.)	500,000	5.13	9/1/38	523,280

				1,126,452

Mississippi - 0.8%
MS Development Bank Rev. (Green Bond-Hancock County) [4]	1,000,000	4.55	11/1/39	1,038,420
MS Gaming Tax Rev.	740,000	4.00	10/15/38	818,048
MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	410,000	4.00	12/1/43	436,322

				2,292,790

Missouri - 1.0%
Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	200,000	5.45	9/1/23	203,742
Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) 2, [4,5]	500,000	5.75	11/15/36	459,630
MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	1,000,000	4.00	2/1/48	1,056,080
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	720,000	3.80	11/1/48	770,515
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.35	11/1/49	515,530

				3,005,497

Montana - 0.5%
Forsyth Pollution Control Rev.	250,000	5.00	5/1/33	258,620
MT Board of Housing Single Family Rev.	205,000	4.00	12/1/38	219,887
MT Board of Housing Single Family Rev. (BRD Insured)	500,000	4.00	6/1/45	543,165
MT Board of Housing Single Family Rev. (FHA Insured)	270,000	3.75	12/1/38	277,193
MT Board of Housing Single Family Rev. (G.O. of BRD Insured)	90,000	4.70	12/1/26	91,235
MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	180,524	5.08	4/1/21	183,597

				1,573,697

Nebraska - 0.3%
Douglas Co. Hospital Auth. No. 3 (Methodist Hospital)	400,000	5.00	11/1/30	468,812
Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,15]	410,000	5.13	N/A	17,015
Nebraska Investment Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	310,000	3.75	9/1/35	334,211

				820,038

See accompanying notes to financial statements.

28	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Nevada - 1.1%
City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	375,000	4.00	12/1/27	391,316
City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	380,000	5.00	12/1/37	414,591
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	345,000	3.85	10/1/39	359,307
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.35	10/1/49	1,018,990
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.40	10/1/49	1,022,890

				3,207,094

New Hampshire - 0.7%
NH Business Finance Auth. Rev. (The Vista Proj.) [4]	310,000	5.25	7/1/39	336,772
NH Business Finance Auth. Rev. (The Vista Proj.) [4]	500,000	5.63	7/1/46	548,365
NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	400,000	6.00	1/1/34	422,968
NH Hsg. Fin. Agy. Rev. (Cimarron, Whittier Falls & Mars) (FHA Insured)	725,000	4.00	7/1/52	771,204

				2,079,309

New Jersey - 2.3%
NJ Economic Dev. Auth. Rev. (North Star Academy Charter School Newark)	250,000	5.00	7/15/47	284,065
NJ Economic Dev. Auth. Rev. (State Government Buildings Proj.) [9]	500,000	5.00	6/15/42	568,560
NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	250,000	5.00	6/15/37	291,022
NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	500,000	5.00	6/15/43	572,680
NJ Higher Education Assistance Auth. Student Loan Rev.	5,000	5.00	12/1/28	5,167
NJ Hsg. & Mtg. Finance Agy. Rev.	750,000	3.95	11/1/43	803,340
NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	550,000	3.60	1/1/30	576,521
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	340,000	4.50	10/1/30	355,759
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	980,000	3.75	10/1/35	1,053,686
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	655,000	4.50	10/1/48	724,843
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	500,000	4.00	4/1/49	538,860
NJ Transportation Trust Fund Auth. Rev. [9]	500,000	5.25	6/15/43	586,080
Tobacco Settlement Financing Corp. Rev.	300,000	5.00	6/1/46	330,537

				6,691,120

New Mexico - 1.7%
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (FHA Insured)	350,000	3.90	9/1/42	359,429
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	335,000	4.13	9/1/42	346,805
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	745,000	3.85	7/1/43	791,793
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	3.85	7/1/43	526,091
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	425,000	3.80	9/1/46	442,102
NMMtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	845,000	4.00	7/1/48	909,676
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.35	7/1/49	1,031,920
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.00	7/1/49	545,735

				4,953,551

New York - 3.3%
Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	372,519
New York City Housing Development Corp. Multifamily Mtg. Rev.	250,000	4.60	11/1/36	260,708
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	321,690
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	3.85	11/1/42	317,757
New York City Housing Development Corp. Multifamily Mtg. Rev.	650,000	3.65	11/1/47	676,416
New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	3.95	11/1/49	533,160
New York City Housing Development Corp. Rev.	500,000	3.80	11/1/37	514,895
New York City Municipal Water Finance Authority	750,000	5.00	6/15/38	837,360
NY Mortgage Agency Rev.	175,000	3.75	10/1/42	178,516
NY Mortgage Agency Rev.	500,000	4.20	10/1/43	548,615
NY Mortgage Agency Rev.	1,315,000	3.80	10/1/48	1,384,143

See accompanying notes to financial statements.

SEPTEMBER 30, 2019	29

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	354,660
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	590,000	3.75	11/1/37	605,954
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	400,000	4.88	11/1/42	418,124
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	500,000	3.65	11/1/34	522,665
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (GNMA/FNMA/FHLMC Collateralized)	500,000	3.95	11/1/37	536,875
NY State Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	4.10	11/1/41	271,750
NY State Mortgage Agency Rev.	1,000,000	2.95	10/1/49	1,000,290

				9,656,097

North Carolina - 1.8%
NC Housing Finance Agency Rev.	650,000	3.85	7/1/37	700,102
NC Housing Finance Agency Rev.	300,000	3.95	1/1/41	320,133
NC Housing Finance Agency Rev.	1,060,000	4.00	7/1/47	1,131,741
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	4.10	1/1/41	1,100,880
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	4.00	1/1/48	532,189
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.63	7/1/49	1,051,470
NC Medical Care Comm. Rev. (Salemtowne Proj.)	400,000	5.00	10/1/38	438,968

				5,275,483

North Dakota - 0.4%
ND Housing Finance Agency Rev.	550,000	3.85	1/1/42	586,636
ND Housing Finance Agency Rev.	460,000	4.00	7/1/48	493,980

				1,080,616

Ohio - 1.7%
Dayton-Montgomery Co. Port Auth. Rev. (Storypoint Troy Proj.)	400,000	7.00	1/15/40	412,916
Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) [4]	250,000	6.50	12/1/37	261,725
Lucas Metro Hsg. Auth.	500,000	5.00	11/1/36	553,800
OH Housing Finance Agency Rev.	1,000,000	3.35	9/1/49	1,028,350
OH Housing Finance Agency Rev. (GNMA/FNMA Collateralized)	440,000	4.05	3/1/37	465,925
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	450,000	3.35	9/1/39	465,016
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	995,000	4.00	9/1/48	1,066,789
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	4.00	3/1/49	810,165

				5,064,686

Oklahoma - 0.3%
Fort Sill Apache Tribe Economic Dev. Auth. [4]	460,000	8.50	8/25/26	510,632
Sallisaw Municipal Auth. Rev. (AGM Insured)	500,000	4.45	1/1/28	502,800

				1,013,432

Oregon - 1.7%
Clackamas Co. Hospital Fac. Auth. Rev. (Willamette View Proj.)	460,000	5.00	11/15/52	522,132
Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	350,000	3.50	9/1/33	361,196
Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	250,000	5.25	5/1/34	268,418
Marion Co. School District No. 1 Gervais G.O.	500,000	4.00	6/1/33	500,880
OR Hsg. & Community Services Dept. Rev.	250,000	3.80	7/1/34	271,360
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	275,000	3.75	7/1/35	291,316
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	390,000	4.00	7/1/38	398,206
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	460,000	3.75	7/1/48	481,776
OR State Ref G.O. (Veterans Welfare Service)	1,000,000	3.90	12/1/39	1,045,230
Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	740,000	5.13	7/1/35	768,453

				4,908,967

See accompanying notes to financial statements.

30	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Pennsylvania - 4.1%
Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	130,000	5.90	8/15/26	134,090
Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	465,000	2.25	10/1/34	445,200
Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	250,000	5.50	12/1/31	268,498
Commonwealth Financing Auth. Rev. (Tobacco Master Settlement Payment) (AGM Insured)	350,000	4.00	6/1/39	387,866
Dauphin Co. General Auth. Rev. (Harrisburg University Science Technology) [4]	400,000	4.00	10/15/22	407,512
Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	250,000	7.00	7/1/27	260,382
PA Higher Educational Facs. Auth. Rev. (La Salle University)	280,000	5.00	5/1/42	296,514
PA Hsg. Finance Agy. Rev.	500,000	3.90	10/1/36	539,150
PA Hsg. Finance Agy. Rev.	530,000	3.95	10/1/38	572,199
PA Hsg. Finance Agy. Rev.	500,000	4.05	10/1/40	530,915
PA Hsg. Finance Agy. Rev.	500,000	4.05	10/1/40	528,295
PA Hsg. Finance Agy. Rev.	825,000	3.65	10/1/42	864,988
PA Hsg. Finance Agy. Rev.	250,000	4.00	10/1/42	267,628
PA Hsg. Finance Agy. Rev.	600,000	3.00	10/1/46	602,328
PA Hsg. Finance Agy. Rev.	195,000	4.00	10/1/46	207,841
PA Hsg. Finance Agy. Rev.	500,000	4.00	10/1/47	536,595
PA Hsg. Finance Agy. Rev.	1,000,000	3.40	10/1/49	1,031,620
PA Turnpike Commission Rev. Capital Appreciation [6]	500,000	5.13	12/1/35	522,130
PA Turnpike Commission Rev. Capital Appreciation [6]	1,250,000	5.00	12/1/38	1,521,412
Palmerton Area School District G.O.	500,000	4.00	8/15/35	513,680
Philadelphia Industrial Dev. Auth. Rev. (Alliance for Progress Charter School Proj.)	635,000	5.00	6/15/49	671,963
Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	250,000	5.63	8/1/36	265,158
Upper Uwchlan Township G.O.	500,000	4.00	12/1/39	501,660

				11,877,624

Rhode Island - 0.1%
RI Hsg. & Mortgage Finance Corp. Rev.	250,000	3.90	10/1/37	258,468

South Carolina - 0.7%
SC Education Assistance Auth. Student Loan Rev.	185,000	5.10	10/1/29	185,102
SC Public Service Auth. Rev. (Santee Cooper)	250,000	5.00	12/1/38	281,902
SC Public Service Auth. Rev. (Santee Cooper)	500,000	5.75	12/1/43	588,775
SC State Hsg. Finance & Dev. Auth. Rev.	1,035,000	4.00	1/1/47	1,105,960

				2,161,739

South Dakota - 0.2%
SD Health & Educational Facs. Auth. Rev. (Westhills Village Retirement Community)	500,000	5.00	9/1/40	581,140

Tennessee - 3.1%
Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) [4]	500,000	6.50	6/1/27	527,925
Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	331,662
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5,15]	1,850,000	5.35	N/A	4,625
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	7,875,000	5.55	1/1/29	19,688
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,630,000	6.00	1/1/29	16
TN Hsg. Dev. Agency Rev.	1,250,000	2.95	7/1/49	1,244,400
TN Hsg. Dev. Agency. Rev.	400,000	3.60	1/1/31	407,664
TN Hsg. Dev. Agency. Rev.	535,000	3.88	7/1/35	567,458
TN Hsg. Dev. Agency. Rev.	280,000	3.95	7/1/35	298,010
TN Hsg. Dev. Agency. Rev.	680,000	4.00	7/1/39	738,562
TN Hsg. Dev. Agency. Rev.	490,000	3.85	7/1/42	523,315
TN Hsg. Dev. Agency. Rev.	495,000	3.90	7/1/42	530,363
TN Hsg. Dev. Agency. Rev.	1,000,000	4.00	7/1/44	1,088,990

See accompanying notes to financial statements.

SEPTEMBER 30, 2019	31

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

TN Hsg. Dev. Agency. Rev.	1,000,000	3.95	1/1/49	1,066,980
TN Hsg. Dev. Agency. Rev.	1,595,000	4.05	1/1/49	1,707,448

				9,057,106

Texas - 5.6%
Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	805,000	7.00	8/15/28	843,157
Arlington Higher Education Finance Corp., Education Rev. (Leadership Prep School)	200,000	5.00	6/15/36	204,808
Arlington Special Tax (BAM Insured)	350,000	5.00	2/15/41	393,190
Bexar Co. Rev. (Venue Proj.)	1,000,000	5.00	8/15/39	1,092,510
Dallas/Fort Worth International Airport Rev. (JT Improvement)	500,000	5.25	11/1/37	568,120
El Paso County Hospital District G.O.	825,000	5.00	8/15/43	882,024
Fort Bend Co. Municipal Utility District No. 25 G.O. (AGM Insured)	350,000	5.00	10/1/38	350,000
Harris Co. Cultural Education Facs. Finance Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.)	500,000	5.00	1/1/37	551,600
Huffman Independent School District G.O.	955,000	4.00	2/15/28	964,092
New Hope Cultural Education Facs. Corp. Rev. (Beta Academy) [4]	425,000	5.00	8/15/39	451,342
New Hope Cultural Education Facs. Corp. Rev. (Cardinal Bay, Inc.)	400,000	5.00	7/1/46	442,084
New Hope Cultural Education Facs. Corp. Rev. (Jubilee Academic Center) [4]	250,000	5.00	8/15/36	256,855
New Hope Cultural Education Facs. Corp. Rev. (Legacy Preparatory Charter Academy) [4]	500,000	6.00	8/15/37	539,900
New Hope Cultural Education Facs. Corp. Rev. (Presbyterian Village North Proj.)	500,000	5.00	10/1/34	555,905
New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes Inc. Proj.)	250,000	5.50	1/1/35	271,890
North Central Texas Health Facility Development Corp. (CC Young Memorial Home)	242,000	5.38	2/15/25	242,358
North Mission Glen Municipal Utility District, G.O. (AGM Insured)	575,000	4.00	9/1/32	586,954
Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	250,000	7.50	11/15/34	296,355
Sheldon Independent School District G.O.	360,000	4.00	2/15/27	363,762
Sugar Land Dev. Corp. Rev. (BAM Insured)	500,000	5.00	2/15/33	550,600
Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) [2,5]	500,000	5.63	11/15/27	350,000
Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Retirement Service)	500,000	5.00	11/15/37	580,975
Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	250,000	5.63	11/15/24	250,705
Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	500,000	6.63	11/15/37	580,100
Travis Co. Health Facs. Dev. Corp. Rev. (Longhorn Village Proj.)	300,000	7.13	1/1/46	320,997
TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	4.13	9/1/38	548,430
TX Department of Housing & Community Affairs (GNMA Collateralized)	1,100,000	3.63	9/1/44	1,172,413
TX Grand Parkway Transportation Corp. Rev. [6]	500,000	6.00	10/1/35	539,280
TX State Affordable Hsg. Corp. Rev. (Heroes Home Loan Program) (GNMA Collateralized)	550,000	3.00	3/1/35	564,316
TX State Affordable Hsg. Corp. Rev. (Heroes Home Loan Program) (GNMA Collateralized)	1,000,000	4.00	3/1/50	1,082,270

				16,396,992

Utah - 0.7%
UT Charter School Finance Auth. Rev. (Academy Sciences Proj.) [4]	625,000	4.65	7/15/33	636,750
UT Charter School Finance Auth. Rev. (Spectrum Academy Proj.) [4]	500,000	6.00	4/15/45	505,400
UT Hsg. Corp. Single Family Mtg. Rev.	45,000	5.75	1/1/33	45,382
UT Hsg. Corp. Single Family Mtg. Rev.	85,000	4.60	7/1/34	86,380
UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	345,000	4.00	1/1/36	367,446
West Valley City Municipal Building Auth. Rev. (AGM Insured)	400,000	5.00	2/1/39	474,924

				2,116,282

Vermont - 0.2%
VT Hsg. Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.50	5/1/38	522,535

Virginia - 0.8%
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	1,000,000	3.63	1/1/31	1,039,870
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	525,000	3.88	1/1/38	545,207

See accompanying notes to financial statements.

32	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	400,000	4.13	7/1/33	424,368
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.) (G.O. of Auth. Insured)	250,000	4.60	12/1/38	256,788

				2,266,233

Washington - 2.1%
Chelan Co. Public Utility District No. 1 Rev.	1,000,000	5.00	7/1/29	1,002,820
Kalispel Tribe of Indians Rev. [4]	300,000	5.25	1/1/38	333,225
Pike Place Market Preservation Dev. Auth. Rev.	500,000	5.00	12/1/40	582,690
Snohomish County Hsg. Auth. Rev.	500,000	4.00	4/1/44	539,775
Vancouver Hsg. Auth. Rev.	500,000	3.75	8/1/34	538,020
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	250,000	5.00	7/1/31	276,300
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	750,000	5.00	7/1/36	820,140
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Horizon House Proj.) [4]	500,000	5.00	1/1/38	567,520
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Transforming Age Proj.) [4]	500,000	5.00	1/1/44	547,020
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Wesley Homes Lea Hill Proj.) [4]	300,000	5.00	7/1/36	325,881
WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	60,000	4.60	10/1/33	62,172
WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	470,000	4.00	12/1/47	494,445

				6,090,008

West Virginia - 0.4%
WV Hsg. Dev. Fund Rev.	250,000	3.75	11/1/32	266,268
WV Hsg. Dev. Fund Rev.	285,000	3.80	11/1/35	297,671
WV Hsg. Dev. Fund Rev.	500,000	4.00	11/1/37	539,310
WV Hsg. Dev. Fund Rev.	135,000	4.10	11/1/45	142,769

				1,246,018

Wisconsin - 4.3%
WI Health & Education Facs. Auth. Rev. (Medical College)	870,000	5.25	12/1/35	873,254
WI Health & Education Facs. Auth. Rev. (PHW Oconomowoc, Inc. Proj.)	1,000,000	5.13	10/1/48	1,071,710
WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/40	527,455
WI Health & Education Facs. Auth. Rev. (Three Pillars Senior Living)	1,000,000	5.00	8/15/43	1,088,550
WI Health & Educational Facs. Auth. Rev. (Aspirus, Inc. Obligation Group)	500,000	5.00	8/15/32	575,330
WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	325,125
WI Health & Educational Facs. Auth. Rev. (Froedtert Health, Inc. Obligated Group)	500,000	5.00	4/1/35	598,970
WI Housing & Economic Dev. Auth. Rev.	250,000	3.88	11/1/35	265,900
WI Housing & Economic Dev. Auth. Rev.	560,000	3.90	11/1/42	596,635
WI Housing & Economic Dev. Auth. Rev.	1,500,000	4.15	5/1/55	1,605,090
WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) [4]	750,000	6.25	11/1/28	845,408
WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.) [4]	500,000	8.25	6/1/46	552,215
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,520	9.00	1/1/46	583
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/47	571
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	12.00	1/1/47	16
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,171	9.00	1/1/48	563
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	390	12.00	1/1/48	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/49	555
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	384	11.00	1/1/49	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/50	543
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	372	11.00	1/1/50	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,334	9.00	1/1/51	591
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	365	11.00	1/1/51	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 1, [2,4]	451,406	3.75	7/1/51	405,218
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,218	9.00	1/1/52	584
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	475	10.00	1/1/52	16
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,985	9.00	1/1/53	572

See accompanying notes to financial statements.

SEPTEMBER 30, 2019	33

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)/ Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	10.00	1/1/53	16
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,869	9.00	1/1/54	565
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	453	10.00	1/1/54	15
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,636	9.00	1/1/55	554
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	444	9.00	1/1/55	15
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,404	9.00	1/1/56	544
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	9.00	1/1/56	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4]	21,561	5.50	7/1/56	20,923
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/57	538
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	481	9.00	1/1/57	16
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/58	527
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	9.00	1/1/58	15
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,938	9.00	1/1/59	521
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	456	9.00	1/1/59	15
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	8.00	1/1/60	15
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/60	515
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	440	8.00	1/1/61	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,589	9.00	1/1/61	506
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	428	8.00	1/1/62	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,473	9.00	1/1/62	500
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	419	8.00	1/1/63	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,240	9.00	1/1/63	490
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	409	8.00	1/1/64	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,124	9.00	1/1/64	485
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	403	7.00	1/1/65	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,008	9.00	1/1/65	479
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	7.00	1/1/66	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	14,775	9.00	1/1/66	470
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	5,235	7.00	1/1/67	166
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	192,429	9.00	1/1/67	6,100
WI Public Finance Auth. Rev. (MD Proton Treatment Center) [4]	500,000	6.13	1/1/33	530,760
WI Public Finance Auth. Rev. (MN College of Osteopathic Medicine) [4]	250,000	5.50	12/1/48	246,450
WI Public Finance Auth. Rev. (Mountain Island Charter School)	820,000	5.00	7/1/37	896,104
WI Public Finance Auth. Rev. (North Carolina Leadership Academy) [4]	410,000	5.00	6/15/39	437,974
WI Public Finance Auth. Rev. (Rose Villa Proj.) [4]	450,000	5.00	11/15/24	472,437
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	240,000	5.00	4/1/25	256,723
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	500,000	5.50	4/1/32	528,995

				12,739,034

Wyoming - 0.5%
WY Community Dev. Auth. Rev.	265,000	3.75	12/1/32	273,133
WY Community Dev. Auth. Rev.	810,000	3.90	12/1/38	864,602
WY Community Dev. Auth. Rev.	285,000	4.05	12/1/38	293,265

				1,431,000

Total Municipal Bonds (cost: $255,485,833)				256,256,399

Investment Companies - 4.0%
BlackRock Long-Term Municipal Advantage Trust (BTA)	59,383			749,413
BlackRock Municipal Income Investment Quality Trust (BAF)	28,500			409,260
BlackRock MuniEnhanced Fund, Inc. (MEN)	24,000			272,160

See accompanying notes to financial statements.

34	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Quantity	Fair Value ($)

BlackRock MuniHoldings Florida Insured Fund (MFL)	85,398	1,155,435
BlackRock MuniHoldings Fund II, Inc. (MUH)	36,000	542,880
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	39,714	507,148
BlackRock MuniHoldings Quality Fund, Inc. (MUS)	36,338	464,763
BlackRock MuniYield Insured Fund (MYI)	71,171	965,790
BlackRock MuniYield Michigan Insured Fund (MIY)	21,538	302,609
DWS Municipal, Income Trust (KTF)	76,036	881,257
Invesco Municipal Opportunity Trust (VMO)	38,400	480,384
Invesco Municipal Trust (VKQ)	25,000	315,250
Invesco Quality Municipal Income Trust (IQI)	50,200	642,058
Invesco Van Kampen Advantage Muni Income Trust (VKI)	40,200	451,848
Invesco Van Kampen Trust For Investment Grade Municipals (VGM)	25,000	321,750
Nuveen AMT-Free Quality Municipal Income Fund (NEA)	135,172	1,934,311
Nuveen Quality Municipal Income Fund (NAD)	74,173	1,065,124
Putnam Municipal Opportunities Trust (PMO)	15,000	196,050

Total Investment Companies (cost: $11,303,277)		11,657,490

Total Investments in Securities - 91.5% (cost: $266,789,110)		267,913,889
Other Assets and Liabilities, net - 8.5%		24,822,208

Total Net Assets - 100.0%		$292,736,097

[1]	Variable rate security. Rate disclosed is as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of September 30, 2019 was $2,678,546 and represented 0.9% of net assets.

[4]	144A Restricted Security. The total value of such securities as of September 30, 2019 was $28,769,651 and represented 9.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of September 30, 2019 was $1,993,897 and represented 0.7% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[9]	Municipal Lease Security. The total value of such securities as of September 30, 2019 was $4,011,238 and represented 1.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

SEPTEMBER 30, 2019	35

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Tax-Free Income Fund (Continued)

Short futures contracts outstanding as of September 30, 2019 were as follows:

				Value/
				Unrealized
		Expiration	Notional	Appreciation
Type	Contracts	Date	Amount ($)	Depreciation ($)

Short Futures: [10]
U.S. Treasury 10-Year	87	December 2019	(11,337,188)	96,232
U.S. Treasury 5-Year	72	December 2019	(8,578,688)	52,084
U.S. Treasury Long Bond	36	December 2019	(5,843,250)	67,662

				215,978

[10]	The amount of $3,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2019.

A summary of the levels for the Fund’s investments as of September 30, 2019 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Assets
Municipal Bonds	—	256,256,399	—	256,256,399
Investment Companies	11,657,490	—	—	11,657,490
Futures	215,978	—	—	215,978

	11,873,468	256,256,399	—	268,129,867

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

36	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

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SEPTEMBER 30, 2019	37

Sit Minnesota Tax-Free Income Fund

OBJECTIVE & STRATEGY

The investment objective of the Minnesota Tax-Free Income Fund is to provide a high level of current income exempt from federal regular income tax and Minnesota regular personal income tax as is consistent with the preservation of capital.

During normal market conditions, the Fund invests 100% of its net assets in municipal securities that generate interest income that is exempt from federal regular income tax and Minnesota regular personal income tax. The Fund anticipates that substantially all of its distributions to its shareholders will be exempt as such. For investors subject to the alternative minimum tax (“AMT”), up to 20% of the Fund’s income may be alternative minimum taxable income.

Fund Performance

The Sit Minnesota Tax-Free Income Fund provided a return of +3.66% during the six months ending September 30, 2019, compared to the return of the Bloomberg Barclays 5-Year Bond Index of +2.21%. The Fund’s 30-day SEC yield was 1.88%, compared to a yield of 1.50% for the benchmark index, and the Fund’s 12-month distribution rate was 2.99%.

Factors that Influenced the Fund’s Performance

The tax-exempt yield curve shifted lower and flattened during the past six-months, as longer yields fell most. Yields for 10-30 year maturities fell approximately 45-60 basis points, while yields for 2-5 year maturities fell approximately 25-35 basis points. Credit spreads for tax-exempt bonds also tightened over the last six months, particularly for A-rated credits and below. Tax-exempt fund flows remained strong throughout 2019, totaling $69 billion through the beginning of October, already the highest annual total on record since data collection began in 1992. Municipal issuance in the first nine months of 2019, totaling $275 billion, was slightly stronger than the $253 billion issued in the same period in 2018 and easily absorbed by the market. Access to attractive Minnesota-exempt issues has been a bit challenging. Minnesota-exempt issuance year-to-date is down modestly versus the same period last year. Also, high yield funds often competed with specialty state funds for non-rated and high-yield issues, and school district bonds and other high-grade issues often possessed unappealing combinations of structure and yield. Fortunately, strong Minnesota-exempt housing issuance offset some of these challenges.

The Fund benefited from its significant allocation to longer bonds relative to its benchmark over the last six months, as longer bonds outperformed shorter bonds. Specifically, over 75% of the Fund’s bonds had a duration of 4 years or longer and outperformed the benchmark return. Conversely, the Fund had a negligible loss on our hedge in U.S. Treasury futures before we stopped hedging the Fund’s duration in May. Nearly all sectors in the Fund outperformed the benchmark, with the most significant performance contributions resulting from education/student loan revenue bonds, hospital/healthcare revenue bonds, multi-family mortgage revenue bonds, general obligation bonds, and single-family mortgage revenue bonds. In terms of quality, the Fund maintained an average credit quality of single-A and benefited from a significant allocation, nearly 90% of the Fund, to bonds with AA or lower credit quality, as such bonds tended to outperform the highest-rated bonds.

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Barclays 5-Year Municipal Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1 The Bloomberg Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

Outlook and Positioning

The Fund continues to emphasize income as the primary driver of returns over an interest rate cycle. We will continue to focus on higher-yielding revenue bond sectors, non-rated bonds, and bonds with call or redemption provisions that present attractive relative yields to average life estimates. Housing-related sectors remain a meaningful percentage of the Fund, totaling nearly 40% of Fund assets, and continue to present an attractive relative value. Similarly, roughly 25% of the Fund remains invested in non-rated bonds, which also possess an attractive income advantage and have been rated by the Adviser. Although we are not currently hedging the Fund’s duration, we may reinstate the hedge if conditions in the Fund or market change. We remain diversified on an issuer basis to manage credit risk within the Fund and believe the Fund remains well-positioned for the current environment.

Paul J. Jungquist, CFA

Senior Portfolio Manager

38	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2019
	Sit Minnesota Tax-Free Income Fund	Bloomberg Barclays 5-Year Muni. Bond Index[1]	Lipper MN Muni. Bond Fund Index[2]

Six Months	3.66%	2.21%	n/a
One Year	7.13	6.02	7.56%
Five Years	3.61	2.25	3.27
Ten Years	4.46	2.89	3.93
Since Inception (12/1/93)	4.72	4.22	4.45

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1 The Bloomberg Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index made for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2 The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Multifamily Mortgage	20.0%
Single Family Mortgage	18.6
Hospital/Health Care	15.0
Education/Student Loan	14.0
General Obligation	8.4
Sectors less than 5.0%	19.5
Cash & Other Net Assets	4.5

Based on total net assets as of September 30, 2019. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/19:	$10.72 Per Share
Net Asset Value 3/31/19:	$10.49 Per Share
Total Net Assets:	$676.1 Million
Average Maturity:	16.5 Years
Effective Duration[3]:	4.6 Years

3 Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used

Adviser’s Assessment of Non-Rated Securities:

A	1.3%
BBB	5.1
BB	16.8
<BB	1.5

Total	24.7%

SEPTEMBER 30, 2019	39

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 94.5%
Education/Student Loan - 14.0%
Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	1,028,270
Baytown Township Rev. (St. Croix Prep)	1,250,000	4.00	8/1/41	1,270,138
Baytown Township Rev. (St. Croix Prep)	1,000,000	4.25	8/1/46	1,026,800
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	500,000	3.50	7/1/27	520,795
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	900,000	4.00	7/1/32	959,922
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,157,409
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,500,000	4.25	7/1/47	1,578,645
Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	651,168
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	285,000	4.00	7/1/21	291,273
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	295,000	4.00	7/1/22	304,526
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	622,328
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	500,000	5.00	7/1/34	533,870
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	585,000	5.25	7/1/37	638,802
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	652,248
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	1,092,800
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	580,000	4.50	8/1/26	617,190
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	1,000,000	5.00	8/1/36	1,106,970
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	750,000	5.50	8/1/36	805,755
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	625,000	5.00	7/1/31	672,250
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	1,000,000	5.00	7/1/36	1,066,090
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	1,000,000	4.00	11/1/26	1,052,900
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,936,648
Hugo Charter School Lease Rev. (Noble Academy Proj.)	460,000	4.00	7/1/21	470,759
Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	804,885
Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,062,330
Independence Charter School Lease Rev. (Beacon Academy Proj.)	495,000	4.25	7/1/26	513,196
Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	784,290
Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,255,824
Minneapolis Charter School Lease Rev. (Hiawatha Academy Proj.)	875,000	4.00	7/1/26	908,434
Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) [4]	525,000	6.25	3/1/21	491,101
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	4.25	12/1/27	1,031,290
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	1,027,590
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,200,000	5.00	5/1/37	1,392,156
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	3,500,000	5.00	5/1/47	3,994,550
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,000,000	4.00	3/1/43	1,054,970
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	2,175,595
MN Higher Education Fac. Auth. Rev. (College of St. Scholastica)	1,100,000	4.00	12/1/40	1,214,708
MN Higher Education Fac. Auth. Rev. (Gustavus Adolphus College)	1,250,000	4.00	10/1/41	1,371,975
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/32	565,000
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/34	562,540
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/35	561,920
MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	1,800,000	6.30	12/1/40	1,814,508
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	400,000	4.00	10/1/35	449,772
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	500,000	4.00	10/1/37	558,840
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,150,000	4.00	4/1/39	3,453,124
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	4.00	10/1/41	856,200
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	2,750,000	4.00	10/1/44	3,108,545
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	886,972
MN Office of Higher Education Rev. [8]	5,000,000	4.00	11/1/37	5,416,900
MN State Colleges and Universities Rev.	510,000	4.00	10/1/35	546,088
Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,391,700

See accompanying notes to financial statements.

40	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Olmsted Co. Hsg. & Redev. Auth. Rev. (Schaeffer Academy Proj.)	534,249	4.98	4/25/27	534,617
Ramsey Lease Rev. (Pact Charter School Proj.)	385,000	5.00	12/1/26	406,029
Ramsey Lease Rev. (Pact Charter School Proj.)	1,850,000	5.50	12/1/33	1,957,485
Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School) [4]	3,400,000	5.00	8/1/22	3,580,030
Rochester Rev. (Math & Science Academy)	1,430,000	5.13	9/1/38	1,496,581
Savage Charter School Lease Rev. (Aspen Academy)	500,000	4.00	10/1/26	498,190
Savage Charter School Lease Rev. (Aspen Academy)	1,000,000	4.75	10/1/31	1,020,880
St. Cloud Charter School Lease Rev. (Stride Academy Proj.) [2]	350,000	3.00	4/1/21	238,000
St. Cloud Charter School Lease Rev. (Stride Academy Proj.) [2]	1,850,000	5.00	4/1/36	1,253,042
St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	781,480
St. Paul Hsg. & Redev. Auth.	1,000,000	5.00	12/1/37	1,102,480
St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	768,330
St. Paul Hsg. & Redev. Auth. (German Immersion School)	360,000	4.00	7/1/23	369,270
St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	912,636
St. Paul Hsg. & Redev. Auth. (German Immersion School)	500,000	5.00	7/1/44	527,360
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,300,000	4.25	12/1/23	1,334,346
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,500,000	5.00	12/1/33	1,573,875
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	390,000	5.13	12/1/38	408,190
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	758,938
St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	1,144,046
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	1,395,000	4.00	7/1/25	1,442,821
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	1,022,270
St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	555,000	5.00	7/1/49	614,318
St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	870,000	5.00	7/1/55	956,765
St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	285,000	4.75	9/1/22	292,544
St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	500,000	5.00	9/1/27	513,845
St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	270,000	5.70	9/1/21	282,328
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	634,806
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	1,040,840
St. Paul Hsg. & Redev. Auth. Rev. (Hmong College Preparatory Academy Proj.)	1,000,000	5.25	9/1/31	1,110,500
St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	731,346
St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	600,000	4.00	9/1/36	630,678
St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	1,041,550
University of Minnesota Rev.	1,000,000	5.00	4/1/41	1,187,750
Victoria Private School Fac. Rev. (Holy Family Catholic High)	1,610,000	4.00	9/1/23	1,633,409
Woodbury Charter School Lease Rev. (MSA Building)	355,000	5.00	12/1/27	373,577
Woodbury Charter School Lease Rev. (MSA Building)	225,000	5.00	12/1/32	235,604

				94,723,315

Escrowed To Maturity/Prerefunded - 2.5%
Anoka Co. Charter School Lease Rev.	295,000	5.00	6/1/27	307,974
Anoka Co. Charter School Lease Rev.	2,435,000	5.00	6/1/43	2,542,091
Bemidji Sales Tax G.O.	1,000,000	5.00	2/1/34	1,048,900
Bemidji Sales Tax G.O.	1,350,000	6.00	2/1/41	1,433,592
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,280,000	5.13	7/1/33	1,456,461
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	750,000	6.00	10/1/32	818,648
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	1,000,000	6.00	10/1/40	1,091,530
Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	1,000,000	6.00	8/1/25	1,037,910
Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	1,000,000	6.25	8/1/33	1,059,310
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	475,000	5.75	12/1/19	478,334
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	2,515,000	7.38	12/1/41	2,539,270

See accompanying notes to financial statements.

SEPTEMBER 30, 2019	41

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.00	11/15/26	1,040,630
St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.25	11/15/28	1,043,400
St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.25	11/15/35	1,043,400

				16,941,450

General Obligation - 8.4%
Brainerd Independent School District No. 181	1,000,000	4.00	2/1/42	1,106,530
Brainerd Independent School District No. 181	4,000,000	4.00	2/1/43	4,417,080
Brooklyn Center Independent School District No. 286	4,000,000	4.00	2/1/40	4,380,560
Cloquet Independent School District No. 94	5,000,000	4.00	2/1/36	5,424,000
Deer River G.O.	500,000	4.00	2/1/48	539,975
Fosston Independent School District No. 601	1,000,000	4.00	2/1/36	1,112,680
Fosston Independent School District No. 601	1,000,000	4.00	2/1/38	1,104,190
Fridley Independent School District No. 14	400,000	4.00	2/1/30	452,028
Glencoe-Silver Lake Independent School District No. 2859	1,300,000	4.00	2/1/40	1,407,016
Inver Grove Heights Independent School District No. 199	520,000	4.00	2/1/25	524,534
Long Prairie G.O. [8]	750,000	4.00	2/1/37	805,432
Minneapolis Capital Improvement	4,000,000	4.00	12/1/43	4,450,840
Minneapolis Capital Improvement	2,000,000	4.00	12/1/46	2,221,520
Minnetonka Independent School District No. 276	1,900,000	5.00	2/1/41	2,178,711
Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,045,230
Mounds View Independent School District No. 621	500,000	4.00	2/1/24	503,980
Pine City Crossover G.O.	500,000	3.25	2/1/28	500,590
Richfield Independent School District No. 280	6,000,000	4.00	2/1/37	6,684,000
Robbinsdale Independent School District No. 281	375,000	4.00	2/1/21	378,409
Robbinsdale Independent School District No. 281	1,050,000	4.00	2/1/31	1,163,673
Roseville Independent School District No. 623	930,000	4.00	2/1/35	1,041,191
Roseville Independent School District No. 623	4,895,000	4.00	2/1/36	5,467,274
South Washington Co. Independent School District No. 833	5,000,000	4.00	2/1/31	5,637,100
St. Cloud Independent School District No. 742	1,000,000	4.00	2/1/37	1,105,140
St. Francis Independent School District No. 15	550,000	4.00	2/1/35	583,192
St. Francis Independent School District No. 15	750,000	4.00	2/1/36	794,348
St. Michael-Albertville Independent School District No. 885	500,000	4.00	2/1/30	567,915
United Hospital District Health Care Facs. G.O (Lake Wood Health System)	1,005,000	5.00	12/1/30	1,193,659

				56,790,797

Hospital/Health Care - 15.0%
Anoka Health Care and Hsg. Facs. Rev.	1,135,000	5.38	11/1/34	1,231,032
Anoka Health Care and Hsg. Facs. Rev. (Walker Methodist Plaza)	1,500,000	5.25	7/1/35	1,536,735
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	3,000,000	4.50	11/1/34	3,293,010
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	4.75	11/1/31	501,365
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	250,000	5.00	11/1/29	284,635
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	555,045
Chippewa Co. Rev. (Monte Video Hospital Proj.)	2,000,000	4.00	3/1/32	2,148,000
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	1,039,980
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	5.00	5/1/34	1,127,000
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	5.00	5/1/38	1,107,970
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,900,000	5.75	8/1/30	1,957,874
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	1,083,128
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	840,000	4.75	6/15/22	859,463
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	1,600,000	5.75	6/15/32	1,748,336
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	2,000,000	6.00	6/15/39	2,203,920
Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	2,110,000	4.00	4/1/31	2,196,742

See accompanying notes to financial statements.

42	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,413,814
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	525,280
Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,960,952
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	3,500,000	4.00	5/1/37	3,834,145
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	325,000	5.00	5/1/32	389,685
Maple Grove Health Care System Rev. (Memorial Health Care)	1,275,000	4.00	9/1/35	1,379,856
Minneapolis Health Care System Rev. (Fairview Health Services)	3,000,000	4.00	11/15/37	3,370,200
Minneapolis Health Care System Rev. (Fairview Health Services)	1,000,000	4.00	11/15/38	1,120,700
Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	3,042,680
Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,998,275
Minneapolis Rev. Ref. (Walker Campus)	1,160,000	4.50	11/15/20	1,181,298
Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	556,369
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,616,085
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	1,085,100
Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	8,433,450
Rochester Health Care Facs. Rev. (Mayo Clinic)	5,000,000	5.00	11/15/33	6,999,550
Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	1,500,000	5.88	7/1/30	1,545,690
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	745,000	5.00	9/1/28	853,979
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	1,350,000	5.00	9/1/34	1,514,619
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	2,500,000	4.00	5/1/37	2,749,500
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	4.00	5/1/49	553,200
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	4,376,662
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	5.00	5/1/48	609,010
St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	2,361,735
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	750,000	4.00	11/15/35	841,395
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	4,000,000	4.00	11/15/43	4,399,880
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	1,000,000	5.00	11/15/47	1,189,350
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	5,533,248
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,295,940
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	525,000	4.25	11/1/25	527,630
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	750,000	4.75	11/1/31	754,920
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	2,219,552
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	500,000	5.15	11/1/42	503,790
St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	1,897,923	5.63	10/1/33	1,906,577
Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	1,000,000	4.25	8/1/24	1,028,190
West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	1,000,000	5.00	11/1/37	1,077,510
Winsted Health Care Rev. (St. Mary’s Care Center Proj.) [2,5]	1,071,148	6.00	9/1/25	749,803
Winsted Health Care Rev. (St. Mary’s Care Center Proj.) 2, [5]	1,029,950	6.50	9/1/34	720,965

				101,094,819

Industrial/Pollution Control - 0.5%
International Falls Rev. (Boise Cascade Corp. Proj.)	405,000	5.65	12/1/22	411,099
St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	1,087,860
St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/42	1,102,010
St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) 4, [8]	1,000,000	4.50	10/1/37	1,012,580

				3,613,549

Insured - 0.4%
Guam Power Auth. Rev. (AGM Insured) [11]	500,000	5.00	10/1/30	548,975
MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	75,000	4.00	3/1/20	75,148
MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	90,000	4.00	3/1/22	90,157

See accompanying notes to financial statements.

SEPTEMBER 30, 2019	43

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Puerto Rico Public Improvement G.O. (AGM Insured) [11]	750,000	5.13	7/1/30	772,492
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) (NATL Insured) [11]	1,000,000	5.00	10/1/23	1,017,330

				2,504,102

Multifamily Mortgage - 20.0%
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	4.75	11/1/35	1,075,530
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	1,105,570
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	3.90	2/1/31	507,220
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	506,300
Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,500,000	5.00	9/1/43	1,622,145
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,100,000	4.00	1/1/25	1,119,470
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	500,000	4.00	1/1/25	505,165
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,235,000	4.00	1/1/26	1,255,674
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	4.00	1/1/30	1,011,750
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	660,000	4.13	1/1/28	666,534
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,500,000	4.25	1/1/37	1,516,065
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,775,000	4.38	1/1/47	2,797,949
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	3,000,000	5.00	1/1/47	3,042,780
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,700,000	6.75	1/1/27	1,735,071
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	7.00	1/1/37	1,027,240
Bethel Rev. (Grandview Christian Home Proj.)	3,000,000	5.00	10/1/41	3,185,280
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	540,000	5.13	7/1/25	548,413
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,500,000	5.75	7/1/35	1,528,470
Cambridge Hsg. & Health Care Facs. Rev. (Walker Methodist Levande, LLC Proj.)	1,250,000	5.13	3/1/39	1,364,250
Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	625,000	6.00	1/1/27	628,888
Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	820,568
City of Otsego Rev. (Riverview Landing Proj.)	1,500,000	5.00	10/1/42	1,594,965
Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	1,020,000	5.00	8/1/38	1,039,584
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.00	1/1/34	1,013,670
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.25	1/1/40	1,011,210
Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	2,500,000	5.25	6/1/31	2,567,275
Dakota Co. Community Dev. Agy. (Glen at Valley Creek Proj.)	1,400,000	4.50	8/1/36	1,455,804
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,684,625
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	750,000	5.00	8/1/36	782,498
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	500,000	5.00	8/1/51	517,020
Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	1,345,000	5.00	4/1/38	1,375,263
Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,467,952	3.75	11/1/34	3,877,205
Independence Health Care Facs. Rev. (Augustana Chapel View Home)	250,000	4.00	12/1/32	255,208
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	4.25	7/1/39	1,025,180
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	4.45	7/1/44	1,024,980
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	500,000	5.00	7/1/39	538,205
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	5.00	7/1/49	1,073,720
Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,768,871
Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,080,072
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	395,678
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,579,185
Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	1,000,000	4.75	8/1/43	1,060,960
Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	500,000	5.00	8/1/53	532,730
Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,954,272	3.00	11/1/34	2,042,312
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	250,000	5.05	8/1/31	263,050
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	2,560,000	5.25	8/1/40	2,615,450
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	1,760,000	5.45	8/1/41	1,849,250
MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,090,780

See accompanying notes to financial statements.

44	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Hsg. Fin. Agy. Rev.	270,000	4.00	8/1/29	302,643
MN Hsg. Fin. Agy. Rev.	255,000	4.00	8/1/31	284,032
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/34	370,848
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/35	370,098
MN Hsg. Fin. Agy. Rev.	515,000	4.00	8/1/39	581,842
MN Hsg. Fin. Agy. Rev.	535,000	4.00	8/1/40	602,924
MN Hsg. Fin. Agy. Rev.	815,000	4.00	8/1/41	915,392
MN Hsg. Fin. Agy. Rev. (State Appropriation)	250,000	4.00	8/1/33	286,002
MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,315,500
MN Hsg. Fin. Agy. Rev. (State Appropriation)	1,000,000	5.00	8/1/35	1,156,310
Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	283,016
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	1,010,560
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	252,490
New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,544,955
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	2,117,620
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,674,525
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	1,100,070
Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	875,000	5.00	4/1/34	889,630
Red Wing Senior Hsg. Rev. (Deer Crest Proj.)	325,000	5.00	11/1/27	335,706
Red Wing Senior Hsg. Rev. (Deer Crest Proj.)	330,000	5.00	11/1/32	340,438
Red Wing Senior Hsg. Rev. (Deer Crest Proj.)	500,000	5.00	11/1/42	515,115
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	2,055,495
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,325,000	5.00	12/1/49	1,365,267
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	1,000,000	5.00	8/1/37	1,071,900
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	800,000	5.00	8/1/48	848,024
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	783,792
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,726,350
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	273,090
Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) ( FHLMC)	4,000,000	3.75	6/1/29	4,172,480
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	475,000	4.00	9/1/20	485,778
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	850,000	5.00	9/1/42	948,642
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,135,000	5.25	9/1/27	1,231,827
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,348,724
Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,705,000	5.13	1/1/39	1,760,668
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	274,145
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,200,000
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	750,000	4.25	7/1/39	761,400
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,125,000	4.25	7/1/44	1,132,155
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,577,880
St. Paul Hsg. & Redev. Auth. (Pioneer Press Apts. Proj.) 1, [4]	1,500,000	3.38	5/1/21	1,500,075
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,415,000	4.25	12/1/27	2,582,046
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,642,352
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	935,000	5.20	11/1/22	935,935
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,000,000	5.30	11/1/30	1,000,580
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,590,673
St. Paul Park Health Care Facs. Rev (Presbyterian Homes Interlu Proj.)	1,000,000	5.00	5/1/43	1,068,750
St. Paul Park Hsg. Rev. (Buffalo Senior Housing Proj.)	1,115,000	5.00	10/1/38	1,175,756
St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,000,000	5.00	9/1/42	1,097,430
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	2,515,000	5.70	8/1/36	2,598,423
St. Peter Hsg. & Health Care Fac. Rev. (Ecumen Second Century & Owatonna Senior Living Proj.)	700,000	5.00	3/1/40	734,153
Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	1,024,530
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,552,545
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	1,100,400

See accompanying notes to financial statements.

SEPTEMBER 30, 2019	45

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,750,000	5.00	8/1/54	1,921,552
Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	2,610,000	4.63	4/1/30	2,643,199

				135,120,814

Municipal Lease [9] - 4.9%
Anoka Co. Hsg. & Redev. Rev.	320,000	5.63	5/1/22	323,533
Anoka Co. Hsg. & Redev. Rev.	500,000	6.63	5/1/30	508,070
Anoka Co. Hsg. & Redev. Rev.	500,000	6.88	5/1/40	507,755
Anoka-Hennepin Independent School District No. 11 Lease Rev.	600,000	4.00	2/1/41	626,268
Chaska Economic Dev. Auth. Lease Rev.	1,100,000	4.00	2/1/31	1,212,618
Chaska Economic Dev. Auth. Lease Rev.	690,000	4.00	2/1/33	755,074
Chaska Economic Dev. Auth. Lease Rev.	500,000	4.00	2/1/35	545,730
Duluth Independent School District No. 709	1,000,000	4.00	2/1/27	1,117,640
Duluth Independent School District No. 709	750,000	4.20	3/1/34	801,180
Duluth Independent School District No. 709	2,000,000	5.00	2/1/25	2,337,520
Duluth Independent School District No. 709	785,000	5.13	3/1/29	796,555
Golden Valley Hsg. & Redev. Auth. Rev.	1,000,000	4.00	2/1/30	1,085,350
Golden Valley Hsg. & Redev. Auth. Rev.	500,000	4.00	2/1/32	540,190
Goodhue Co. Education District No. 6051 Lease Rev.	1,030,000	5.00	2/1/34	1,156,989
Goodhue Co. Education District No. 6051 Lease Rev.	1,500,000	5.00	2/1/39	1,666,185
Guam Education Fin. Foundation [11]	1,000,000	5.00	10/1/21	1,052,060
Guam Education Fin. Foundation [11]	1,730,000	5.00	10/1/22	1,862,933
Minnetonka Independent School District No. 276	450,000	4.00	3/1/30	499,846
Minnetonka Independent School District No. 276	340,000	4.00	2/1/33	361,920
Minnetonka Independent School District No. 276	300,000	4.00	3/1/33	330,774
Minnetonka Independent School District No. 276	400,000	4.00	2/1/36	424,316
Minnetonka Independent School District No. 276	500,000	4.50	1/1/41	554,705
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	750,000	3.88	8/1/38	819,322
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	1,040,000	4.00	8/1/36	1,158,768
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	580,000	4.00	8/1/37	643,835
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	945,000	4.00	8/1/40	1,032,167
MN Hsg. Fin. Agy. Rev. (State Appropriation)	300,000	5.00	8/1/35	336,309
Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,160,150
Osseo Independent School District No. 279	1,000,000	4.00	2/1/28	1,093,750
Plymouth Intermediate District No. 287	1,285,000	3.00	5/1/32	1,330,386
Plymouth Intermediate District No. 287	470,000	4.00	5/1/31	516,488
Plymouth Intermediate District No. 287	600,000	4.00	2/1/37	666,690
Southern Plains Education Cooperative No. 915	1,215,000	4.00	2/1/37	1,229,143
Southern Plains Education Cooperative No. 915	1,000,000	4.50	2/1/39	1,032,930
St. Cloud Independent School District No. 742	750,000	4.00	2/1/38	810,232
Waconia Independent School District No. 110	500,000	5.00	2/1/37	577,370
Winona School District No. 861 Lease Purchase	224,196	6.04	8/1/24	224,740
Worthington Independent School District No. 518	1,400,000	4.00	2/1/45	1,509,270

				33,208,761

Municipal Money Market - 1.1%
City of Minneapolis Hsg. Dev. Rev. (One Ten Grant Proj.) [1]	4,720,000	1.57	9/1/26	4,720,000
City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	2,200,000	1.60	12/1/27	2,200,000
City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	500,000	1.60	6/1/32	500,000

				7,420,000

Other Revenue Bonds - 4.2%
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	1,000,000	4.00	11/1/41	1,106,790
Crystal Governmental Fac. Rev.	397,193	5.10	12/15/26	397,777

See accompanying notes to financial statements.

46	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Milaca Rev. (Edina Headquarters Proj.)	250,000	5.00	2/1/44	256,435
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	165,000	4.00	6/1/29	182,805
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	125,000	4.00	6/1/30	138,002
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	250,000	4.00	6/1/31	275,038
Minneapolis Tax Increment Rev.	320,000	3.50	3/1/23	330,192
Minneapolis Tax Increment Rev.	170,000	3.80	3/1/25	176,057
Minneapolis Tax Increment Rev.	200,000	4.00	3/1/27	207,494
Minneapolis Tax Increment Rev.	260,000	4.00	3/1/30	268,286
MN Development Rev. Limited Tax Supported Comm. Board	1,000,000	6.00	12/1/40	1,051,630
MN Development Rev. Limited Tax Supported Comm. Board	2,000,000	6.25	12/1/30	2,109,000
Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	788,000	5.00	2/15/27	789,608
Northeastern Metropolitan Intermediate School District No. 916	4,500,000	4.00	2/1/38	4,861,395
St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	775,000	5.00	2/1/23	775,790
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	820,000	6.38	2/15/28	825,248
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	372,000	6.75	3/1/28	372,339
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	720,000	6.50	3/1/29	726,516
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	916,000	7.00	2/15/28	924,024
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	716,000	7.50	2/15/28	717,181
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	185,000	5.00	3/1/20	186,770
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	220,000	5.00	9/1/20	224,552
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	225,000	5.00	3/1/21	231,530
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	1,000,000	5.00	9/1/26	1,027,440
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	930,000	5.00	3/1/29	954,598
St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,875,000	5.00	8/1/36	3,883,060
St. Paul Port Auth. Rev. (Amherst H. Wilder Foundation)	3,000,000	5.00	12/1/36	3,042,090
Territory of Guam. Rev. [11]	500,000	5.00	12/1/46	560,485
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,965,000

				28,567,132

Public Facilities - 0.2%
Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,388,475

Sales Tax Revenue - 1.2%
American Samoa Economic Development Authority Rev. 4, [11]	900,000	6.00	9/1/23	935,703
American Samoa Economic Development Authority Rev. [11]	2,000,000	6.25	9/1/29	2,134,340
Guam Govt. Business Privilege Tax Rev. [11]	2,750,000	5.00	11/15/35	3,087,535
St. Paul Sales Tax Rev.	1,400,000	5.00	11/1/31	1,627,710

				7,785,288

Single Family Mortgage - 18.6%
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	1,035,000	4.45	12/1/32	1,054,986
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	335,000	4.63	12/1/30	341,727
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	570,000	4.88	12/1/33	578,772
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	51,342	5.13	12/1/40	51,509
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	37,394	5.30	12/1/39	37,425
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	375,000	4.45	12/1/27	390,349
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	4,373	5.00	12/1/38	4,376
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	41,767	5.25	12/1/40	41,912
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	3,190,000	4.40	7/1/32	3,224,994
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,466,237	3.15	6/1/49	2,519,730
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,643,349	3.30	3/1/48	4,768,952
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,769,386	3.30	5/1/48	3,871,348
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,951,828	3.45	3/1/49	2,029,433
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,912,465	3.60	1/1/49	1,980,778

See accompanying notes to financial statements.

SEPTEMBER 30, 2019	47

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,728,876	3.75	11/1/48	1,798,601
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,620,000	4.45	7/1/31	2,697,631
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,365,000	4.70	1/1/31	1,377,694
MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	980,000	3.20	1/1/33	1,019,327
MN Hsg. Fin. Agy. Residential Hsg. Rev.	1,895,000	3.30	7/1/29	2,013,096
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	1,450,000	3.63	7/1/25	1,472,924
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	1,885,000	3.90	7/1/30	1,949,297
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,110,000	2.45	7/1/34	3,056,881
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	10,000,000	2.55	7/1/39	9,817,100
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	7,315,000	2.75	7/1/44	7,168,627
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	1,850,000	3.10	7/1/31	1,923,020
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,765,000	3.10	7/1/35	5,980,611
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,815,000	3.15	1/1/37	1,870,249
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	1,185,000	3.20	7/1/30	1,198,616
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	1,280,000	3.30	1/1/30	1,346,573
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,000,000	3.30	7/1/33	1,065,640
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	6,715,000	3.30	1/1/34	7,101,515
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,605,000	3.35	7/1/29	1,634,901
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,395,000	3.40	7/1/38	1,462,699
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	7,320,000	3.50	1/1/32	7,663,454
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,780,000	3.60	7/1/31	4,943,476
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,210,000	3.60	7/1/33	2,295,748
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	2,200,000	3.63	7/1/32	2,339,942
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,400,000	3.65	7/1/37	4,705,404
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,000,000	3.75	1/1/50	3,266,130
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	990,000	3.80	1/1/33	1,084,822
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,975,000	3.80	7/1/38	5,151,911
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,510,000	3.90	7/1/43	4,657,567
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	180,000	4.00	7/1/40	183,598
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,660,000	4.00	1/1/48	1,780,450
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,605,000	4.00	7/1/48	3,900,790
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	460,000	5.00	1/1/31	472,880
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	3,635,000	3.70	1/1/31	3,931,180
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	1,320,000	4.00	1/1/47	1,393,445
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	380,000	3.10	7/1/26	386,882
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	1,035,000	4.00	1/1/41	1,083,076

				126,092,048

Transportation - 0.3%
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,100,000	5.00	1/1/33	1,244,947
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	600,000	5.00	1/1/34	678,012

				1,922,959

Utility - 3.2%
Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,256,020
MN Municipal Power Agy. Electric Rev.	500,000	4.00	10/1/31	545,205
MN Municipal Power Agy. Electric Rev.	1,250,000	4.00	10/1/32	1,359,650
MN Municipal Power Agy. Electric Rev.	1,155,000	4.00	10/1/33	1,252,413
MN Municipal Power Agy. Electric Rev.	1,000,000	5.25	10/1/35	1,036,980
Northern Municipal Power Agy. Electric Rev.	695,000	5.00	1/1/31	765,237
Rochester Electric Utility Rev.	500,000	5.00	12/1/42	594,720
Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,166,670
St. Paul Hsg. & Redev. Auth.	900,000	3.38	10/1/37	944,388

See accompanying notes to financial statements.

48	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)/ Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth.	880,000	4.00	10/1/31	984,922
St. Paul Hsg. & Redev. Auth.	650,000	4.00	10/1/33	722,858
St. Paul Hsg. & Redev. Auth.	800,000	4.00	10/1/37	877,032
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	1,250,000	5.45	8/1/28	1,292,988
Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	713,340
Western MN Municipal Power Agy. Rev.	1,750,000	5.00	1/1/36	1,988,158
Western MN Municipal Power Agy. Rev.	4,725,000	5.00	1/1/46	5,336,935

				21,837,516

Total Municipal Bonds (cost: $613,193,164)				639,011,025

Investment Companies - 1.0%
Delaware Investments Minnesota Municipal Income Fund II (VMM)	334,436			4,382,784
Nuveen Minnesota Municipal Income Fund (NMS)	159,408			2,279,534

Total Investment Companies (cost: $7,237,880)				6,662,318

Total Investments in Securities - 95.5% (cost: $620,431,044)				645,673,343
Other Assets and Liabilities, net - 4.5%				30,406,827

Total Net Assets - 100.0%				$676,080,170

[1]	Variable rate security. Rate disclosed is as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of September 30, 2019 was $2,961,810 and represented 0.4% of net assets.

[4]	144A Restricted Security. The total value of such securities as of September 30, 2019 was $13,202,923 and represented 2.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of September 30, 2019 was $1,470,768 and represented 0.2% of net assets.

[8]	Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2019, 3.6% of net assets in the Fund was invested in such securities.

[9]	Municipal Lease Security. The total value of such securities as of September 30, 2019 was $33,208,761 and represented 4.9% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]	The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of September 30, 2019 was $16,192,873 and represented 2.4% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

SEPTEMBER 30, 2019	49

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2019 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Assets
Municipal Bonds	—	639,011,025	—	639,011,025
Investment Companies	6,662,318	—	—	6,662,318

	6,662,318	639,011,025	—	645,673,343

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

50	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

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51

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2019

	Sit U.S.			Sit Minnesota
	Government	Sit Quality	Sit Tax-Free	Tax-Free
	Securities	Income	Income	Income
	Fund	Fund	Fund	Fund

ASSETS
Investments in securities, at identified cost	$410,037,149	$85,449,497	$266,789,110	$620,431,044

Investments in securities, at fair value - see accompanying schedule for detail	$419,338,637	$86,405,229	$267,913,889	$645,673,343
Cash in bank on demand deposit	—	—	20,547,946	24,629,762
Cash collateral held at broker	—	500,000	3,000,000	—
Accrued interest and dividends receivable	1,971,163	435,572	3,161,233	6,953,601
Receivable for investment securities sold	14,274	45,018	—	—
Variation margin on futures contracts	—	112,520	215,978	—
Other receivables	—	—	—	1,500
Receivable for Fund shares sold	1,001,374	162,183	2,408,934	450,311

Total assets	422,325,448	87,660,522	297,247,980	677,708,517

LIABILITIES
Disbursements in excess of cash balances	85,194	41,734	—	—
Payable for investment securities purchased	538,854	810,639	3,904,292	—
Payable for Fund shares redeemed	500,405	125,162	248,142	990,057
Cash portion of dividends payable to shareholders	49,990	11,436	171,062	194,165
Accrued investment management fees	276,536	62,672	188,387	444,125

Total liabilities	1,450,979	1,051,643	4,511,883	1,628,347

Net assets applicable to outstanding capital stock	$420,874,469	$86,608,879	$292,736,097	$676,080,170

Net assets consist of:
Capital (par value and paid-in surplus)	$430,213,990	$88,079,138	$301,180,571	$653,330,660
Total distributable earnings (loss), including unrealized appreciation (depreciation)	(9,339,521)	(1,470,259)	(8,444,474)	22,749,510

	$420,874,469	$86,608,879	$292,736,097	$676,080,170

Outstanding shares	38,192,150	8,801,588	29,594,124	63,060,832

Net asset value per share of outstanding capital stock	$11.02	$9.84	$9.89	$10.72

See accompanying notes to financial statements.

52	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (Unaudited)

Six Months Ended September 30, 2019

	Sit U.S.			Sit Minnesota
	Government	Sit Quality	Sit Tax-Free	Tax-Free
	Securities	Income	Income	Income
	Fund	Fund	Fund	Fund

Investment income:
Income:
Dividends	—	—	$228,470	$122,114
Interest	$6,328,419	$1,211,837	4,880,993	11,715,344

Total income	6,328,419	1,211,837	5,109,463	11,837,458

Expenses (note 4):
Investment management fee	1,695,799	372,481	1,071,479	2,607,797

Total expenses	1,695,799	372,481	1,071,479	2,607,797

Net investment income	4,632,620	839,356	4,037,984	9,229,661

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	537,117	331,196	154,293	95,616
Net realized gain (loss) on written options	(3,127,018)	(788,149)	—	—
Net realized gain (loss) on futures	—	(131,273)	(2,081,113)	(437,577)

Net change in unrealized appreciation (depreciation) on investments	6,633,065	681,422	6,500,926	14,434,318
Net change in unrealized appreciation (depreciation) on written options	—	143,039	—	—
Net change in unrealized appreciation (depreciation) on futures	—	112,520	833,771	291,937

Net gain (loss)	4,043,164	348,755	5,407,877	14,384,294

Net increase (decrease) in net assets resulting from operations	$8,675,784	$1,188,111	$9,445,861	$23,613,955

See accompanying notes to financial statements.

SEPTEMBER 30, 2019	53

STATEMENTS OF CHANGES IN NET ASSETS

	Sit U.S. Government
	Securities Fund
	Six Months	Year
	Ended	Ended
	September 30, 2019	March 31,
	(Unaudited)	2019
Operations:
Net investment income	$4,632,620	$10,090,189
Net realized gain (loss) on investments, written options and futures	(2,589,901)	(3,280,832)
Net change in unrealized appreciation (depreciation) of investments, written options and futures	6,633,065	7,815,232

Net increase (decrease) in net assets resulting from operations	8,675,784	14,624,589

Distributions from:
Net investment income and net realized gains	(4,754,728)	(9,999,800)

Total distributions	(4,754,728)	(9,999,800)

Capital share transactions:
Proceeds from shares sold	38,437,458	89,008,596
Reinvested distributions	4,408,731	9,446,690
Payments for shares redeemed	(53,206,664)	(203,514,634)

Increase (decrease) in net assets from capital transactions	(10,360,475)	(105,059,348)

Total increase (decrease) in net assets	(6,439,419)	(100,434,559)

Net assets:
Beginning of period	427,313,888	527,748,447

End of period	$420,874,469	$427,313,888

Capital transactions in shares:
Sold	3,497,631	8,232,091
Reinvested distributions	401,428	874,500
Redeemed	(4,845,235)	(18,840,376)

Net increase (decrease)	(946,176)	(9,733,785)

See accompanying notes to financial statements.

54	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Sit Quality Income Fund		Sit Tax-Free Income Fund		Sit Minnesota Tax-Free Income Fund

Six Months	Year	Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended	Ended	Ended
September 30, 2019	March 31,	September 30, 2019	March 31,	September 30, 2019	March 31,
(Unaudited)	2019	(Unaudited)	2019	(Unaudited)	2019

$839,356	$1,552,824	$4,037,984	$7,353,842	$9,229,661	$17,874,654
(588,226)	(827,188)	(1,926,820)	(2,635,016)	(341,961)	(2,081,682)

936,981	999,754	7,334,697	3,817,842	14,726,255	7,723,015

1,188,111	1,725,390	9,445,861	8,536,668	23,613,955	23,515,987

(849,419)	(1,542,826)	(4,168,768)	(7,220,989)	(9,328,144)	(17,780,483)

(849,419)	(1,542,826)	(4,168,768)	(7,220,989)	(9,328,144)	(17,780,483)

25,545,535	50,682,279	59,295,290	89,073,224	92,470,885	166,504,993
778,871	1,451,693	3,229,048	5,808,755	8,130,942	15,266,867
(22,341,198)	(44,571,989)	(22,416,182)	(44,865,212)	(56,573,280)	(120,904,068)

3,983,208	7,561,983	40,108,156	50,016,767	44,028,547	60,867,792

4,321,900	7,744,547	45,385,249	51,332,446	58,314,358	66,603,296

82,286,979	74,542,432	247,350,848	196,018,402	617,765,812	551,162,516

$86,608,879	$82,286,979	$292,736,097	$247,350,848	$676,080,170	$617,765,812

2,601,968	5,192,415	6,036,559	9,296,735	8,711,990	16,120,183
79,310	148,699	328,520	606,282	763,587	1,475,949
(2,276,051)	(4,567,369)	(2,285,227)	(4,684,646)	(5,325,127)	(11,727,325)

405,227	773,745	4,079,852	5,218,371	4,150,450	5,868,807

SEPTEMBER 30, 2019	55

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund

	Six Months Ended September 30, 2019	Year Ended March 31,
	(Unaudited)	2019	2018	2017	2016	2015

Net Asset Value:
Beginning of period	$10.92	$10.80	$10.90	$11.07	$11.09	$11.04

Operations:
Net investment income [1]	0.12	0.23	0.18	0.17	0.20	0.21
Net realized and unrealized gains (losses) on investments, written options and futures	0.10	0.12	(0.10)	(0.17)	(0.02)	0.05

Total from operations	0.22	0.35	0.08	—	0.18	0.26

Distributions from:
Net investment income	(0.12)	(0.23)	(0.18)	(0.17)	(0.20)	(0.21)

Net Asset Value:
End of period	$11.02	$10.92	$10.80	$10.90	$11.07	$11.09

Total investment return [2]	2.05%	3.31%	0.76%	0.02%	1.63%	2.37%

Net assets at end of period (000’s omitted)	$420,874	$427,314	$527,748	$643,304	$663,676	$587,210

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.19%	2.13%	1.68%	1.57%	1.81%	1.89%

Portfolio turnover rate (excluding short-term securities)	10.89%[4]	14.88%	14.68%	29.00%	28.65%	13.71%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]	Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

56	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Quality Income Fund

	Six Months Ended
	September 30, 2019		Years Ended March 31,
	(Unaudited)	2019	2018	2017	2016	2015

Net Asset Value:
Beginning of period	$9.80	$9.78	$9.83	$9.83	$9.94	$9.97

Operations:
Net investment income [1]	0.10	0.19	0.13	0.09	0.10	0.06
Net realized and unrealized gains (losses) on investments, written options and futures	0.04	0.02	(0.05)	—	(0.11)	(0.03)

Total from operations	0.14	0.21	0.08	0.09	(0.01)	0.03

Distributions from:
Net investment income	(0.10)	(0.19)	(0.13)	(0.09)	(0.10)	(0.06)

Net Asset Value:
End of period	$9.84	$9.80	$9.78	$9.83	$9.83	$9.94

Total investment return [2]	1.44%	2.17%	0.79%	0.91%	(0.10% )	0.36%

Net assets at end of period (000’s omitted)	$86,609	$82,287	$74,542	$73,861	$66,880	$124,418

Ratios: [3]
Expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	2.03%	1.96%	1.31%	0.91%	1.02%	0.63%

Portfolio turnover rate (excluding short-term securities)	35.06%[4]	68.93%	81.14%	84.03%	90.38%	241.64%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]	Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

SEPTEMBER 30, 2019	57

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Tax-Free Income Fund

	Six Months Ended September 30, 2019	Years Ended March 31,
	(Unaudited)	2019	2018	2017	2016	2015

Net Asset Value:
Beginning of period	$9.69	$9.66	$9.49	$9.80	$9.68	$9.16

Operations:
Net investment income [1]	0.15	0.32	0.39	0.35	0.33	0.37
Net realized and unrealized gains (losses) on investments and futures	0.20	0.03	0.17	(0.31)	0.12	0.52

Total from operations	0.35	0.35	0.56	0.04	0.45	0.89

Distributions from:
Net investment income	(0.15)	(0.32)	(0.39)	(0.35)	(0.33)	(0.37)

Net Asset Value:
End of period	$9.89	$9.69	$9.66	$9.49	$9.80	$9.68

Total investment return [2]	3.67%	3.67%	6.00%	0.37%	4.78%	9.81%

Net assets at end of period (000’s omitted)	$292,736	$247,351	$196,018	$160,445	$156,890	$165,150

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.01%	3.37%	4.03%	3.58%	3.45%	3.86%

Portfolio turnover rate (excluding short-term securities)	5.95%[4]	13.80%	15.72%	25.41%	23.11%	31.14%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]	Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

58	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Minnesota Tax-Free Income Fund

	Six Months Ended September 30, 2019	Years Ended March 31,
	(Unaudited)	2019	2018	2017	2016	2015

Net Asset Value:
Beginning of period	$10.49	$10.39	$10.29	$10.63	$10.57	$10.26

Operations:
Net investment income [1]	0.15	0.32	0.32	0.32	0.34	0.36
Net realized and unrealized gains (losses) on investments and futures	0.23	0.10	0.10	(0.34)	0.06	0.31

Total from operations	0.38	0.42	0.42	(0.02)	0.40	0.67

Distributions from:
Net investment income	(0.15)	(0.32)	(0.32)	(0.32)	(0.34)	(0.36)

Net Asset Value:
End of period	$10.72	$10.49	$10.39	$10.29	$10.63	$10.57

Total investment return [2]	3.66%	4.15%	4.08%	(0.19% )	3.89%	6.62%

Net assets at end of period (000’s omitted)	$676,080	$617,766	$551,163	$529,821	$508,209	$436,883

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.83%	3.12%	3.05%	3.06%	3.25%	3.43%

Portfolio turnover rate (excluding short-term securities)	3.81%[4]	9.25%	12.97%	16.18%	10.45%	9.68%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]	Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

SEPTEMBER 30, 2019	59

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2019

(1)	Organization

The Sit Mutual Funds (the Funds) are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Minnesota Tax-Free Income Fund which is non-diversified), open-end management investment companies, or series thereof. The Sit Quality Income Fund, Sit Tax-Free Income Fund and Minnesota Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. Each fund has 10 billion authorized shares of capital stock. Shares in the U.S. Government Securities Fund have a par value of $0.01, and shares in other funds have a par value of $0.001. This report covers the bond funds of the Sit Mutual Funds.

The investment objective for each Fund is as follows:

Fund	Investment Objective

U.S. Government Securities	High level of current income and safety of principal.
Quality Income Fund	High level of current income and safety of principal.
Tax-Free Income	High level of current income that is exempt from federal income tax, consistent with the preservation of capital.
Minnesota Tax-Free Income	High level of current income that is exempt from federal regular income tax and
Minnesota regular personal income tax, consistent with the preservation of capital.

(2)	Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Equity securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Options and futures contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified-cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Dividends received from closed-end fund holdings are included in Dividend Income and distributions from capital gains, if any, are included in Net Realized Gain (Loss).

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

60	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the Funds used Treasury options and futures traded on a U.S. exchange. Risks of entering into futures and options contracts include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the six months ended September 30, 2019, the average volume of derivative activity, calculated on a quarterly basis (monthly for U.S. Government Securities Fund), was as follows:

	Average Premium Received	Average Notional Amount
U.S. Government Securities Fund
Purchased put options	$50,833	$12,776,786
Written call options	386,233	66,297,857

Quality Income Fund
Written call options	49,651	11,461,667
Treasury futures - short	—	13,857,071

Tax-Free Income Fund
Treasury futures - short	—	34,371,901

Minnesota Tax-Free Income Fund
Treasury futures - short	—	8,309,620

The number of open option contracts and open futures contracts outstanding as of September 30, 2019 also serve as indicators of the volume of activity for the Funds throughout the period.

SEPTEMBER 30, 2019	61

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2019 (Continued)

Statement of Assets and Liabilities - Values of derivatives as of September 30, 2019

	Asset Derivatives Value		Liability Derivatives Value
Interest rate risk:

Quality Income Fund
Treasury futures	$112,520	[1]	—

Tax-Free Income Fund
Treasury futures	215,978	[1]	—

1Statement of Assets and Liabilities location: Variation margin receivable/payable. Includes cumulative appreciation (depreciation) of futures as reported in the Schedule of Investments.

The effect of derivative instruments on the statement of operations for the six months ended September 30, 2019:

	Amount of Realized Gain (Loss) on Derivatives [2]	Change in Unrealized Appreciation (Depreciation) on Derivatives [3]
Interest rate risk:

U.S. Government Securities Fund
Purchased put options	$96,251	—
Written call options	(3,127,018)	—

Quality Income Fund
Written call options	(788,149)	$143,039
Treasury futures	(131,273)	112,520

Tax-Free Income Fund
Treasury futures	(2,081,113)	833,771

Minnesota Tax-Free Income Fund
Treasury futures	(437,577)	291,937

2Statement of Operations location: Net realized gain (loss) on investments, net realized gain (loss) on written options and net realized gain (loss)

 on futures, respectively.

3Statement of Operations location: Net change in unrealized appreciation (depreciation) on investments, net change in unrealized appreciation

 (depreciation) on  written options and net change in unrealized appreciation (depreciation) on futures, respectively.

62	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of September 30, 2019 is included with the Funds’ schedules of investments.

Federal Taxes

The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. The Funds have recorded in their financial statements the full benefit of their tax positions taken in connection with the Registered Investment Company (RIC) qualification and distribution requirements of the Internal Revenue Code. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of September 30, 2019, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns remain subject to examination by the Internal Revenue Service and state departments of revenue until such time as the applicable statute of limitations for audit has expired. For example, U.S. tax returns are generally subject to audit for three years from the date they are filed.

SEPTEMBER 30, 2019	63

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2019 (Continued)

At September 30, 2019, the gross unrealized appreciation (depreciation) on investments and cost of investments on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost (Proceeds) of Investments on a Tax Basis

U.S. Government Securities - Investments	$10,505,956	($1,204,468)	$9,301,488	$410,037,149
Quality Income - Investments	1,034,909	(79,177)	955,732	85,449,497
Tax-Free Income - Investments	16,042,551	(14,917,772)	1,124,779	266,789,110
Minnesota Tax-Free Income - Investments	27,938,471	(2,696,172)	25,242,299	620,431,044

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. The tax character of distributions paid during the fiscal years ended March 31, 2019 and 2018 were as follows:

Year Ended March 31, 2019:

	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total

U.S. Government Securities	$10,088,083	—	—	$10,088,083
Quality Income	1,541,309	—	—	1,541,309
Tax-Free Income*	155,254	$7,037,416	—	7,192,670
Minnesota Tax-Free Income*	43,587	17,831,078	—	17,874,665
* 97.8% and 99.8% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

Year Ended March 31, 2018:

	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total

U.S. Government Securities	$10,036,925	—	—	$10,036,925
Quality Income	979,607	—	—	979,607
Tax-Free Income*	357,688	$6,755,280	—	7,112,968
Minnesota Tax-Free Income*	43,477	16,314,954	—	16,358,431
* 95.0% and 99.7% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

As of March 31, 2019 the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Accumulated Gain (Loss)	Unrealized Appreciation (Depreciation)
U.S. Government Securities	$147,317	—	($15,811,773)	$2,668,423
Quality Income	19,986	—	(2,050,372)	272,777
Tax-Free Income	—	$264,134	(8,482,403)	(5,369,064)
Minnesota Tax-Free Income	—	283,413	(2,503,945)	10,881,246

64	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Net capital loss carryovers and late year losses, if any, as of March 31, 2019, are available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward retain their character as either short-term or long-term capital losses. The net capital loss carryovers and the late year losses deferred as of March 31, 2019, were as follows:

	Unlimited Period of Net Capital Loss Carryover		Late Year Losses	Accumulated Capital and

	Short-Term	Long-Term	Deferred	Other Losses

U.S. Government Securities	$8,122,223	$7,689,550	—	$15,811,773
Quality Income	1,077,553	972,819	—	2,050,372
Tax-Free Income	813,905	7,668,498	—	8,482,403
Minnesota Tax-Free Income	1,235,782	1,268,163	—	2,503,945

For the year ended March 31, 2019, the Funds’ utilized capital losses and expired capital losses as follows:

	Utilized	Expired
Tax-Free Income	—	$2,401,634

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results for the respective periods. Actual results could differ from those estimates.

Guarantees and Indemnifications

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

(3)	Investment Security Transactions

The cost of purchases and proceeds from sales and maturities of investment securities, other than short-term securities, for the six months ended September 30, 2019, were as follows:

	Purchases		Proceeds

	U.S. Government	Other	U.S. Government	Other

U.S. Government Securities	$45,083,000	—	$52,044,975	—
Quality Income	5,583,423	$20,171,638	14,806,462	$19,381,716
Tax-Free Income	—	43,411,588	—	14,874,269
Minnesota Tax-Free Income	—	70,596,190	—	23,396,465

SEPTEMBER 30, 2019	65

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2019 (Continued)

(4)	Affiliated Fees and Transactions

Investment Adviser

The Funds each have entered into an investment management agreement with Sit Investment Associates Inc. (SIA),under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. SIA also is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of:

Average Daily Net Assets
U.S. Government Securities	0.80%
Quality Income	0.90%
Tax-Free Income	0.80%
Minnesota Tax-Free Income	0.80%

Transactions with affiliates

The investment adviser, affiliates of the investment adviser, directors and officers of the Funds as a whole owned the following shares as of September 30, 2019:

	Shares	% Shares Outstanding

U.S. Government Securities	850,319	2.2
Quality Income	6,547,991	74.4
Tax-Free Income	1,277,665	4.3
Minnesota Tax-Free Income	1,991,687	3.2

66	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2019 to September 30, 2019.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.

	Beginning Account Value (4/1/19)	Ending Account Value (9/30/19)	Expenses Paid During Period (4/1/19- 9/30/19)*

U.S. Government Securities Fund

Actual	$1,000	$1,020.50	$4.04
Hypothetical	$1,000	$1,021.00	$4.04

Quality Income Fund

Actual	$1,000	$1,014.40	$4.53
Hypothetical	$1,000	$1,020.50	$4.55

Tax-Free Income Fund

Actual	$1,000	$1,036.70	$4.07
Hypothetical	$1,000	$1,021.00	$4.04

Minnesota Tax-Free Income Fund

Actual	$1,000	$1,036.60	$4.07
Hypothetical	$1,000	$1,021.00	$4.04

*Expenses are equal to the Funds’ annualized expense ratio of 0.80% for the U.S. Government Securities, Tax-Free Income and Minnesota Tax-Free Funds; and 0.90% for the Quality Income Fund, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)

SEPTEMBER 30, 2019	67

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING

A description of the policies and procedures that Sit Investment uses to vote proxies related to the Funds’ portfolio securities is set forth in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.sitfunds.com, without charge by calling 800-332-5580 and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. The Funds’ proxy voting record is available without charge by calling 800-332-5580 and on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June.

QUARTERLY SCHEDULE OF INVESTMENTS

Each Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of investments, as filed on Form N-PORT, is also available on its website at www.sitfunds.com, or without charge by calling 800-332-5580.

68	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Semi-Annual Report
September 30, 2019

INVESTMENT ADVISER
Sit Investment Associates, Inc.
80 S. Eighth Street
Suite 3300
Minneapolis, MN 55402

CUSTODIAN
The Bank Of New York Mellon
111 Sanders Creek Parkway
Syracuse, NY 13057

TRANSFER AGENT AND DISBURSING AGENT
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Minneapolis, MN

GENERAL COUNSEL
Dorsey & Whitney LLP
Minneapolis, MN

Sit Mutual Funds

1-800-332-5580
www.sitfunds.com

Sit Bond 9-2019 BOND

Item 2: Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3: Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4: Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6: Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8: Portfolio Managers of Closed-End Management Companies.

Not applicable to open-end investment companies.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11: Controls and Procedures -

(a) Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

b) There were no changes in the Registrant’s internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13: Exhibits:

(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MUTUAL FUNDS II, INC.

By:	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date: November 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date: November 22, 2019

By:	/s/ Roger J. Sit
Roger J. Sit
Chairman

Date: November 22, 2019